UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number        811-07896

                    GAMCO Global Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli International Small Cap Fund Semiannual Report — June 30, 2018
Caesar M. P. Bryan
Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2018, the net asset value (“NAV”) per Class AAA Share of The Gabelli International Small Cap Fund decreased 3.8% compared with a decrease of 1.3% for the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East Small Cap (“EAFE”) Index. Other classes of shares are available. See below for performance information for all classes of shares.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2018.

Comparative Results

Average Annual Returns through June 30, 2018 (a) (Unaudited)						Since Inception (5/11/98)

	Six Months	1 Year	5 Year	10 Year	15 Year
Class AAA (GABOX)	(3.83)%	7.33%	7.16%	5.04%	7.81%	6.73%
MSCI EAFE Small Cap Index	(1.33)	12.45	11.32	6.81	10.69	N/A(b)
MSCI All Country (“AC”) World Index	(0.43)	10.73	9.41	5.80	8.19	N/A(c)
Lipper Global Multi-Cap Growth Fund Classification	3.37	14.86	10.89	6.36	8.02	4.83
Class A (GOCAX)	(4.28)	6.48	6.98	4.95	7.75	6.69
With sales charge (d)	(9.79)	0.36	5.72	4.33	7.32	6.37
Class C (GGLCX)	(4.69)	5.66	6.27	4.21	7.08	6.22
With contingent deferred sales charge (e)	(5.65)	4.66	6.27	4.21	7.08	6.22
Class I (GLOIX)	(3.86)	7.50	7.72	5.46	8.11	6.95

In the current prospectuses dated April 30, 2018, the gross expense ratios for Class AAA, A, C, and I Shares are 3.01%, 3.01%, 3.76%, and 2.76%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) are 1.00%, 2.00%, 2.75%, and 1.00%, respectively. See page 8 for the expense ratios for the six months ended June 30, 2018. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, November 23, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI EAFE Small Cap Index has 2,304 constituents and captures small cap representation across Developed Markets countries around the world, excluding the U.S. and Canada. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Large-Cap Growth Fund Classification and the Lipper Global Multi-Cap Growth Fund Classification reflect the average performance of mutual funds classified in those particular categories. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	MSCI EAFE Small Cap Index inception date is December 31, 1998.
(c)	The MSCI AC World Index performance is a blend of Gross Performance excluding applicable taxes and Net Performance. This benchmark’s Net Performance began on December 29, 2000.
(d)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(e)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli International Small Cap Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2018 through June 30, 2018	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli International Small Cap Fund
Actual Fund Return
Class AAA	$1,000.00	$ 961.70	1.01%	$ 4.91
Class A	$1,000.00	$ 957.20	2.01%	$ 9.75
Class C	$1,000.00	$ 953.10	2.76%	$13.37
Class I	$1,000.00	$ 961.40	1.01%	$ 4.91
Hypothetical 5% Return
Class AAA	$1,000.00	$1,019.79	1.01%	$ 5.06
Class A	$1,000.00	$1,014.83	2.01%	$10.04
Class C	$1,000.00	$1,011.11	2.76%	$13.76
Class I	$1,000.00	$1,019.79	1.01%	$ 5.06

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2018:

The Gabelli International Small Cap Fund

Consumer Discretionary	25.9%
Industrials	18.9%
Consumer Staples	16.1%
Materials	10.9%
Financials	9.9%
Information Technology	6.0%
Health Care	5.6%
Real Estate	1.1%

Computer Software and Services	0.9%
Telecommunication Services	0.5%
Utilities	0.2%
Health Care	1.0%
U.S. Government Obligations	3.1%
Other Assets and Liabilities (Net)	(0.1)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Portfolio Manager Biography

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

3

The Gabelli International Small Cap Fund

Schedule of Investments — June 30, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 96.0%
	CONSUMER DISCRETIONARY — 25.9%
55,000	AA plc	$117,992	$90,116
5,555	AcadeMedia AB†	39,150	30,047
3,500	Accell Group	95,049	74,732
3,000	Amer Sports Oyj	71,715	94,333
175,000	Banyan Tree Holdings Ltd.	83,897	68,042
2,500	Beneteau SA	55,877	46,833
280	Christian Dior SE	16,832	116,944
1,200	Compagnie Financiere Richemont SA	15,603	101,441
7,000	Crest Nicholson Holdings plc	53,128	35,906
50,000	Entertainment One Ltd.	199,950	241,812
800	Evolution Gaming Group AB	51,588	49,503
2,820	GVC Holdings plc	36,602	38,995
30,000	HT&E Ltd.	55,068	55,599
1,150	Hunter Douglas NV	94,649	84,408
2,200	JINS Inc.	125,148	125,571
10,000	JPJ Group plc†	114,600	126,515
20,000	Luk Fook Holdings International Ltd.	73,164	82,616
7,500	Manchester United plc, Cl. A	133,996	154,500
25,000	Mandarin Oriental International Ltd.	61,939	58,226
4,000	Modern Times Group MTG AB, Cl. B	151,395	166,917
140,000	NagaCorp. Ltd.	91,176	126,973
9,000	Scandic Hotels Group AB	117,117	77,435
2,500	Sony Corp.	64,950	128,036
2,500	Ted Baker plc	80,867	71,068
2,000	Tod’s SpA	132,379	124,411
10,000	Treatt plc	57,375	57,716
2,000	Uni-Select Inc.	45,003	31,811
13,000	Zojirushi Corp.	123,057	158,638
	TOTAL CONSUMER DISCRETIONARY	2,359,266	2,619,144
	INDUSTRIALS — 18.9%
10,000	Aida Engineering Ltd.	116,191	96,998
40,000	Chemring Group plc	100,043	117,458
2,000	Clarkson plc	78,000	60,589
500	FANUC Corp.	59,196	99,106
1,800	Jardine Matheson Holdings Ltd.	60,127	113,424
3,600	Komatsu Ltd.	76,536	102,487
4,000	Loomis AB, Cl. B	148,615	138,581
600	Nidec Corp.	55,269	89,754
2,500	Nilfisk Holding A/S†	117,766	121,734
20,000	Rotork plc	68,941	88,083
2,000	Shima Seiki Manufacturing Ltd.	101,334	95,317
400	SMC Corp.	49,681	146,436
10,000	Sodick Co. Ltd.	123,377	90,982
12,000	Ste Industrielle d’Aviation Latecoere SA†	81,099	63,936
17,000	Talgo SA	79,799	101,698
13,000	Teraoka Seisakusho Co. Ltd.	100,314	65,823

Shares		Cost	Market Value
18,000	Toshiba Machine Co. Ltd.	$96,626	$85,699
500	Warehouses De Pauw CVA, REIT	56,435	63,187
6,000	Workspace Group plc, REIT	72,186	85,286
8,000	Yushin Precision Equipment Co. Ltd.	109,039	92,671

	TOTAL INDUSTRIALS	1,750,574	1,919,249
	CONSUMER STAPLES — 16.1%
1,300	Danone SA	77,722	94,916
1,000	Heineken Holding NV	46,743	95,636
30,000	Hotel Chocolat Group Ltd.	131,832	157,380
2,200	Interparfums SA	82,577	92,618
2,700	Kameda Seika Co. Ltd.	112,789	144,308
3,000	Kato Sangyo Co. Ltd.	90,690	102,732
1,200	Laurent-Perrier Group	113,180	134,250
2,000	Milbon Co. Ltd.	59,956	89,562
660	Pernod Ricard SA	22,593	107,715
60	Philip Morris CR AS	50,515	41,197
80,000	Premier Foods plc†	43,658	40,015
22,000	PZ Cussons plc	87,780	65,319
4,000	Sakata Seed Corp.	118,342	151,366
35,000	Stock Spirits Group plc	126,796	105,316
1,000	Viscofan SA	59,782	68,028
6,500	Wessanen	121,483	136,361
	TOTAL CONSUMER STAPLES	1,346,438	1,626,719
	MATERIALS — 10.9%
19,850	Alamos Gold Inc., Cl. A	146,707	112,948
18,000	B2Gold Corp.†	51,262	46,689
20,000	Centamin plc	41,669	31,359
50	Conzzeta AG	48,406	57,509
3,000	Detour Gold Corp.†	42,313	26,973
3,000	Endeavour Mining Corp.†	60,421	53,832
12,000	Hochschild Mining plc	46,101	30,123
4,000	JSP Corp.	128,936	120,614
3,000	Labrador Iron Ore Royalty Corp.	51,466	54,973
4,000	MAG Silver Corp.†	51,468	43,205
30,000	Northern Dynasty Minerals Ltd.†	55,344	16,248
15,000	OceanaGold Corp.	50,106	41,646
4,000	Osisko Gold Royalties Ltd.	57,390	37,881
12,000	Sekisui Plastics Co. Ltd.	136,928	119,944
20,000	SEMAFO Inc.†	55,436	57,962
10,000	Sumitomo Bakelite Co. Ltd.	87,393	96,257
5,000	T Hasegawa Co Ltd.	97,468	109,000
2,000	Torex Gold Resources Inc.†	35,750	17,815
25,000	Westgold Resources Ltd.†	38,443	34,491
	TOTAL MATERIALS	1,283,007	1,109,469
	FINANCIALS — 9.9%
30,000	Brewin Dolphin Holdings plc	141,892	140,229
8,000	GAM Holding AG	123,916	110,006
4,000	Kinnevik AB, Cl. B	92,113	136,309
100,000	Miton Group plc	58,493	74,566

See accompanying notes to financial statements.

4

The Gabelli International Small Cap Fund

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
17,000	Polar Capital Holdings plc	$103,340	$161,986
4,000	Rothschild & Co.	142,628	135,007
13,000	Tamburi Investment Partners SpA	90,851	89,179
100,000	Value Partners Group Ltd.	93,170	78,629
31,538	XPS Pensions Group plc	76,002	76,466
	TOTAL FINANCIALS	922,405	1,002,377
	INFORMATION TECHNOLOGY — 6.0%
24,285	Equiniti Group plc	90,810	78,827
10,000	F-Secure OYJ	49,487	43,810
3,000	Infomart Corp.	30,651	39,776
200	Keyence Corp.	18,657	112,803
20,000	NCC Group plc	57,230	53,816
65,000	Oxford Metrics plc	62,267	66,482
23,000	SafeCharge International Group Ltd.	93,881	107,757
6,000	Topcon Corp.	108,068	102,708
	TOTAL INFORMATION TECHNOLOGY	511,051	605,979
	HEALTH CARE — 5.6%
3,000	AddLife AB	60,059	63,333
600	Bachem Holding AG, Cl. B	84,777	79,091
3,000	CVS Group plc	42,701	44,918
1,000	DBV Technologies SA†	90,328	38,512
900	Gerresheimer AG	78,165	72,814
25,000	Nanosonics Ltd.†	53,385	58,350
230	Siegfried Holding AG	76,087	91,943
1,300	Vetoquinol SA	81,468	78,171
250	Ypsomed Holding AG	47,385	36,362
	TOTAL HEALTH CARE	614,355	563,494
	REAL ESTATE — 1.1%
25,000	Impact Healthcare Reit plc, REIT	34,145	33,984
4,000	PATRIZIA Immobilien AG	88,694	76,972
	TOTAL REAL ESTATE	122,839	110,956
	COMPUTER SOFTWARE AND SERVICES — 0.9%
6,000	NetEnt AB	54,844	31,870
3,000	PSI Software AG	67,275	56,054
	TOTAL COMPUTER SOFTWARE AND SERVICES	122,119	87,924
	TELECOMMUNICATION SERVICES — 0.5%
20,000	Sistema PJSC FC, GDR	72,556	54,560

	UTILITIES — 0.2%
75,000	China Everbright Water Ltd.	27,144	21,987

	TOTAL COMMON STOCKS	9,131,754	9,721,858

Shares		Cost	Market Value
	PREFERRED STOCKS — 1.0%
	Health Care — 1.0%
1,400	Draegerwerk AG & Co. KGaA 0.460%	$ 123,037	$ 100,223

	RIGHTS — 0.0%
	Consumer Discretionary — 0.0%
20,000	Ladbrokes plc, CVR†	0	963

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 3.1%
$ 320,000	U.S. Treasury Bills, 1.863% to 1.901%††, 09/06/18 to 09/20/18	318,779	318,797

	TOTAL INVESTMENTS — 100.1%	$9,573,570	10,141,841

	Other Assets and Liabilities (Net) — (0.1)%		(12,187)

	NET ASSETS — 100.0%		$10,129,654

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
CVR	Contingent Value Right
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Geographic Diversification	% of Market Value	Market Value
Europe	56.6%	$5,744,203
Japan	25.3	2,566,587
Canada	6.8	688,315
Asia/Pacific	6.1	613,012
United States	3.1	318,797
Latin America	2.1	210,927

	100.0%	$10,141,841

See accompanying notes to financial statements.

5

The Gabelli International Small Cap Fund

Statement of Assets and Liabilities

June 30, 2018 (Unaudited)

Assets:
Investments, at value (cost $9,573,570)	$10,141,841
Foreign currency, at value (cost $9)	9
Cash	3,583
Receivable for Fund shares sold	652
Receivable from Adviser	36,809
Dividends receivable	31,272
Prepaid expenses	18,140
Total Assets	10,232,306
Liabilities:
Payable for Fund shares redeemed	1,048
Payable for investments purchased	25,295
Payable for investment advisory fees	17,479
Payable for distribution fees	1,730
Payable for shareholder communications expenses	23,615
Payable for legal and audit fees	14,427
Other accrued expenses	19,058
Total Liabilities	102,652
Net Assets (applicable to 565,716 shares outstanding)	$10,129,654
Net Assets Consist of:
Paid-in capital	$ 7,743,303
Undistributed net investment income	46,785
Accumulated net realized gain on investments and foreign currency transactions	1,771,520
Net unrealized appreciation on investments	568,271
Net unrealized depreciation on foreign currency translations	(225)
Net Assets	$10,129,654
Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($7,987,494 ÷ 447,663 shares outstanding; 75,000,000 shares authorized)	$17.84
Class A:
Net Asset Value and redemption price per share ($101,981 ÷ 5,779 shares outstanding; 50,000,000 shares authorized)	$17.65
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$18.73
Class C:
Net Asset Value and offering price per share ($32,940 ÷ 2,003 shares outstanding; 25,000,000 shares authorized)	$16.45	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($2,007,239 ÷ 110,271 shares outstanding; 25,000,000 shares authorized)	$18.20
(a) Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2018 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $10,866)	$115,296
Interest	1,222
Total Investment Income	116,518
Expenses:
Investment advisory fees	52,964
Distribution fees - Class AAA	10,472
Distribution fees - Class A	134
Distribution fees - Class C	170
Legal and audit fees	27,998
Registration expenses	15,353
Shareholder communications expenses	13,396
Shareholder services fees	11,318
Custodian fees	8,166
Directors’ fees	1,449
Interest expense	447
Miscellaneous expenses	20,737
Total Expenses	162,604
Less:
Expenses reimbursed by Adviser (See Note 3) .	(107,632)
Expenses paid indirectly by broker (See Note 6)	(727)
Total Credits and Reimbursements	(108,359)
Net Expenses	54,245
Net Investment Income	62,273
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	1,772,997
Net realized loss on foreign currency transactions	(1,477)
Net realized gain on investments and foreign currency transactions	1,771,520
Net change in unrealized appreciation/depreciation:
on investments	(2,238,229)
on foreign currency translations	(483)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(2,238,712)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(467,192)
Net Decrease in Net Assets Resulting from Operations	$(404,919)

See accompanying notes to financial statements.

6

The Gabelli International Small Cap Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income	$62,273	$27,156
Net realized gain on investments and foreign currency transactions	1,771,520	3,941,863
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(2,238,712)	(1,453,832)

Net Increase/(Decrease) in Net Assets Resulting from Operations	(404,919)	2,515,187

Distributions to Shareholders:
Net investment income
Class AAA	—	(42,189)
Class A	—	(388)
Class I	—	(21,566)

	—	(64,143)

Net realized gain
Class AAA	—	(3,138,343)
Class A	—	(61,407)
Class C	—	(15,963)
Class I	—	(701,317)

	—	(3,917,030)

Total Distributions to Shareholders	—	(3,981,173)

Capital Share Transactions:
Class AAA	(292,859)	2,003,345
Class A	(49,176)	6,401
Class C	(8,912)	10,561
Class I	57,262	1,059,355

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(293,685)	3,079,662

Net Increase/(Decrease) in Net Assets	(698,604)	1,613,676
Net Assets:
Beginning of year	10,828,258	9,214,582

End of period (including undistributed net investment income of $46,785 and $0, respectively)	$10,129,654	$10,828,258

See accompanying notes to financial statements.

7

The Gabelli International Small Cap Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimburse- ment		Operating Expenses Net of Reiburse- ment(c)		Portfolio Turnover Rate
Class AAA
2018(d)	$18.55	$0.11	$(0.82)	$(0.71)	—	—	—	—	$17.84	(3.8)%	$7,988	1.19	%(e)	3.10	%(e)	1.01	%(e)(f)	20%
2017	22.41	0.04	6.19	6.23	$(0.13)	$(9.96)	$(10.09)	—	18.55	28.1	8,599	0.16		3.01		1.67		71
2016	23.45	0.27	(0.02)	0.25	(0.28)	(1.01)	(1.29)	$0.00	22.41	1.1	7,764	1.14		2.80		1.38	(g)(h)	4
2015	23.71	0.01	0.05	0.06	(0.11)	(0.21)	(0.32)	0.00	23.45	0.2	8,596	0.03		2.67		2.02	(f)(g)	7
2014	23.99	0.08	(0.36)	(0.28)	—	—	—	—	23.71	(1.2)	10,226	0.33		2.72		2.00		9
2013	20.19	0.02	3.80	3.82	(0.02)	—	(0.02)	—	23.99	18.9	11,121	0.10		2.74		2.00		5
Class A
2018(d)	$18.44	$0.01	$(0.80)	$(0.79)	—	—	—	—	$17.65	(4.3)%	$102	0.15	%(e)	3.10	%(e)	2.01	%(e)(f)	20%
2017	22.33	(0.05)	6.18	6.13	$(0.06)	$(9.96)	$(10.02)	—	18.44	27.7	155	(0.19)		3.01		2.00		71
2016	23.35	0.27	(0.01)	0.26	(0.27)	(1.01)	(1.28)	$0.00	22.33	1.1	166	1.14		2.80		1.39	(g)(h)	4
2015	23.61	0.02	0.03	0.05	(0.10)	(0.21)	(0.31)	0.00	23.35	0.1	183	0.08		2.67		2.02	(f)(g)	7
2014	23.90	0.08	(0.37)	(0.29)	—	—	—	—	23.61	(1.2)	220	0.35		2.72		2.00		9
2013	20.11	0.03	3.78	3.81	(0.02)	—	(0.02)	—	23.90	19.0	238	0.13		2.74		2.00		5
Class C
2018(d)	$17.26	$(0.04)	$(0.77)	$(0.81)	—	—	—	—	$16.45	(4.7)%	$33	(0.50	)%(e)	3.85	%(e)	2.76	%(e)(f)	20%
2017	21.52	(0.23)	5.93	5.70	—	$(9.96)	$(9.96)	—	17.26	26.8	43	(0.92)		3.76		2.75		71
2016	22.60	0.20	(0.01)	0.19	$(0.26)	(1.01)	(1.27)	$0.00	21.52	0.9	39	0.87		3.55		1.66	(g)(h)	4
2015	22.94	(0.17)	0.04	(0.13)	—	(0.21)	(0.21)	0.00	22.60	0.6	51	(0.75)		3.42		2.77	(f)(g)	7
2014	23.40	(0.04)	(0.42)	(0.46)	—	—	—	—	22.94	(2.0)	31	(0.17)		3.46		2.75		9
2013	19.82	(0.14)	3.72	3.58	—	—	—	—	23.40	18.1	19	(0.65)		3.49		2.75		5
Class I
2018(d)	$18.93	$0.11	$(0.84)	$(0.73)	—	—	—	—	$18.20	(3.9)%	$2,007	1.20	%(e)	2.85	%(e)	1.01	%(e)(f)	20%
2017	22.68	0.21	6.31	6.52	$(0.31)	$(9.96)	$(10.27)	—	18.93	29.0	2,031	0.82		2.76		1.00		71
2016	23.71	0.36	(0.01)	0.35	(0.37)	(1.01)	(1.38)	$0.00	22.68	1.5	1,246	1.50		2.55		1.01	(g)(h)	4
2015	23.87	0.21	0.08	0.29	(0.24)	(0.21)	(0.45)	0.00	23.71	1.2	1,251	0.88		2.42		1.02	(f)(g)	7
2014	24.04	0.21	(0.38)	(0.17)	—	—	—	—	23.87	(0.7)	668	0.86		2.46		1.48		9
2013	20.23	0.08	3.81	3.89	(0.08)	—	(0.08)	—	24.04	19.2	641	0.35		2.49		1.75		5

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

The Fund incurred interest expense for the six months ended June 30, 2018. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.00% (Class A), 2.00% (Class A), 2.75% (Class C) and 1.00% (Class I). For the years ended December 31, 2017, 2016, 2015, 2014, and 2013, the effect of interest expense was minimal.

(d)	For the six months ended June 30, 2018, unaudited.
(e)	Annualized.
(f)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For six months ended June 30, 2018 and the year ended December 31, 2015, had such payments not been made, the expense ratios would have been 1.02% and 2.03% (Class AAA), 2.02% and 2.03% (Class A), 2.77% and 2.78% (Class C), and 1.02% and 1.03% (Class I), respectively.

(g)

The Fund incurred tax expense for the years ended December 31, 2016 and 2015. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.37% and 2.00% (Class AAA), and 1.38% and 2.00% (Class A), 1.65% and 2.75% (Class C), and 1.00% and 1.00% (Class I), respectively.

(h)

During the year ended December 31, 2016, the Fund received reimbursements of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in this period, the expense ratios would have been 1.17% (Class AAA),1.18% (Class A), 1.45% (Class C), and 0.80% (Class I).

See accompanying notes to financial statements.

8

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited)

1. Organization. Effective September 5, 2017, The GAMCO Global Opportunities Fund changed its name to The Gabelli International Small Cap Fund with a corresponding change in the name of each of its Classes of Shares. The Fund, a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on May 11, 1998.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges

9

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. If fair value is adjusted from the local close, such securities are classified as Level 2 in the fair value hierarchy presented below. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 6/30/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Computer Software and Services	$56,054	$31,870	$87,924
Consumer Discretionary	347,495	2,271,649	2,619,144
Consumer Staples	529,579	1,097,140	1,626,719
Financials	236,552	765,825	1,002,377
Health Care	—	563,494	563,494
Industrials	117,458	1,801,791	1,919,249
Information Technology	174,239	431,740	605,979
Materials	510,172	599,297	1,109,469
Real Estate	33,984	76,972	110,956
Telecommunication Services	54,560	—	54,560
Utilities	—	21,987	21,987
Total Common Stocks	2,060,093	7,661,765	9,721,858
Preferred Stocks (a)	—	100,223	100,223
Rights (a)	—	963	963
U.S. Government Obligations	—	318,797	318,797
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,060,093	$8,081,748	$10,141,841

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2018, foreign common stock was transferred from Level 1 to Level 2 due to the application of fair value procedures resulting from volatility in U.S. markets after the close of foreign markets. The beginning of period value of the securities that transferred from Level 1 to Level 2 during the period amounted to $8,514,900 or 78.64% of net assets as of December 31, 2017. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at June 30, 2018 or December 31, 2017.

10

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

11

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the sale of passive foreign investment companies and recharacterization of foreign currency. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2017 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$64,666
Net long term capital gains	3,916,507

Total distributions paid	$3,981,173

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

12

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2018:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$9,573,570	$1,419,396	$(851,125)	$568,271

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2018, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2018, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2019, at no more than 2.00%, 2.00%, 2.75%, and 1.00% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. The agreement is renewable annually. Effective September 5, 2017, the Adviser modified this agreement with respect to Class AAA Shares to waive its advisory fee and/or reimburse expenses in excess of 1% (with the same foregoing exclusions) of the value of the average Class AAA daily net assets. This arrangement is in effect through April 30, 2019. For the six months ended June 30, 2018, the Adviser reimbursed the Fund in the amount of $107,632. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed the foregoing respective percentage limitations, as amended, after giving effect to the recovery by the Adviser. At June 30, 2018, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $389,912.

For the year ended December 31, 2016, expiring December 31, 2018	$137,877
For the year ended December 31, 2017, expiring December 31, 2019	144,403
For the six months ended June 30, 2018, expiring December 31, 2020	107,632

$389,912

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman

13

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

of the Audit Committee receives an annual fee of $3,000 and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2018, other than short term securities and U.S. Government obligations, aggregated $2,086,756 and $3,061,483, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2018, the Distributor retained a total of $15 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $727.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. The Adviser did not seek a reimbursement during the six months ended June 30, 2018.

7. Line of Credit. The Fund participates in an unsecured line of credit which expires on March 8, 2019 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30-day LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2018, there were no borrowings under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2018 was $8,381 with a weighted average interest rate of 2.85%. The maximum amount borrowed at any time during the six months ended June 30, 2018 was $549,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2018 and the year ended December 31, 2017, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

14

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount

Class AAA
Shares sold	10,023	$189,450	44,474	$1,136,137
Shares issued upon reinvestment of distributions	—	—	169,887	3,132,713
Shares redeemed	(25,804)	(482,309)	(97,413)	(2,265,505)

Net increase/(decrease)	(15,781)	$(292,859)	116,948	$2,003,345

Class A
Shares sold	101	$1,885	1,219	$32,358
Shares issued upon reinvestment of distributions	—	—	3,371	61,795
Shares redeemed	(2,708)	(51,061)	(3,648)	(87,752)

Net increase/(decrease)	(2,607)	$(49,176)	942	$6,401

Class C
Shares sold	873	$15,622	—	$—
Shares issued upon reinvestment of distributions	—	—	925	15,865
Shares redeemed	(1,398)	(24,534)	(217)	(5,304)

Net increase/(decrease)	(525)	$(8,912)	708	$10,561

Class I
Shares sold	5,443	$104,443	19,808	$470,240
Shares issued upon reinvestment of distributions	—	—	38,129	717,200
Shares redeemed	(2,448)	(47,181)	(5,575)	(128,085)

Net increase	2,995	$57,262	52,362	$1,059,355

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

15

GAMCO Global Series Funds, Inc.

THE GABELLI INTERNATIONAL SMALL CAP FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.com

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

DST Asset Manager
Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli International Small Cap Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB403Q218SR

The GAMCO Global Growth Fund

Semiannual Report — June 30, 2018

(Y)our Portfolio Management Team

Caesar M. P. Bryan	Howard F. Ward, CFA	Christopher D. Ward, CFA
Portfolio Manager	Portfolio Manager	Associate Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2018, the net asset value (“NAV”) per Class I Share of The GAMCO Global Growth Fund increased 7.9% compared with a decrease of 0.4% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Index. Other classes of shares are available. See below for performance information for all classes of shares.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2018.

Comparative Results

Average Annual Returns through June 30, 2018 (a) (Unaudited)						Since Inception
	Six Months	1 Year	5 Year	10 Year	15 Year	(2/7/94)
Class I (GGGIX)	7.91%	21.43%	11.85%	7.94%	9.41%	9.38%
Class AAA (GICPX)	7.60	20.71	11.20	7.48	9.09	9.18
MSCI AC World Index	(0.43)	10.73	9.41	5.80	8.19	N/A(b)
Lipper Global Large-Cap Growth Fund Classification	3.91	15.03	10.57	6.90	9.40	7.66
Class A (GGGAX)	7.60	20.71	11.21	7.48	9.09	9.19
With sales charge (c)	1.42	13.77	9.90	6.85	8.66	8.93
Class C (GGGCX)	7.21	19.81	10.37	6.67	8.27	8.57
With contingent deferred sales charge (d)	6.21	18.81	10.37	6.67	8.27	8.57

In the current prospectuses dated April 30, 2018, as amended effective June 1, 2018, the gross expense ratios for Class AAA, A, C, and I Shares are 1.67%, 1.67%, 2.42%, and 1.42%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) are 1.25%, 1.25%, 2.00%, and 1.00%, respectively. See page 8 for the expense ratios for the six months ended June 30, 2018. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns for all classes of shares would have been lower had the Adviser not reimbursed certain expenses. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 2, 2000, March 12, 2000, and January 11, 2008, respectively. The actual performance of the Class A and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Large-Cap Growth Fund Classification reflects the performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	This MSCI AC World Index Net Performance began on December 29, 2000.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The GAMCO Global Growth Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2018 through June 30, 2018	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Annualized Expense Ratio	Expenses Paid During Period*
The GAMCO Global Growth Fund
Actual Fund Return
Class AAA	$1,000.00	$1,076.00	1.59%	$ 8.18
Class A	$1,000.00	$1,076.00	1.58%	$ 8.13
Class C	$1,000.00	$1,072.10	2.34%	$12.02
Class I	$1,000.00	$1,079.10	1.00%	$ 5.16
Hypothetical 5% Return
Class AAA	$1,000.00	$1,016.91	1.59%	$ 7.95
Class A	$1,000.00	$1,016.96	1.58%	$ 7.90
Class C	$1,000.00	$1,013.19	2.34%	$11.68
Class I	$1,000.00	$1,019.84	1.00%	$ 5.01

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2018:

The GAMCO Global Growth Fund

Information Technology	39.5%
Consumer Discretionary	21.4%
Health Care	14.2%
Consumer Staples	9.7%
Financials	6.3%
Industrials	5.5%

Materials	1.5%
Real Estate	1.5%
U.S. Government Obligations	0.2%
Other Assets and Liabilities (Net)	0.2%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. Mr. Ward received his BA in Economics from Northwestern University.

Christopher D. Ward, CFA, joined the GAMCO Growth Team in 2015 as Vice President and Research Analyst. Prior to joining Gabelli Funds, Mr. Ward spent five years at Morgan Stanley Private Wealth Management where he served as Director of Business Strategy for The Apollo Group. Before joining Morgan Stanley, he was with the GFI Group, Inc., a wholesale institutional brokerage firm. Mr. Ward is a Chartered Financial Analyst and a member of the New York Society of Security Analysts. He graduated from Boston College with a BA in Economics.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

3

The GAMCO Global Growth Fund

Schedule of Investments — June 30, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.6%
	INFORMATION TECHNOLOGY — 39.5%
6,500	Accenture plc, Cl. A	$1,048,689	$1,063,335
5,300	Activision Blizzard Inc.	384,499	404,496
12,400	Adobe Systems Inc.†	900,724	3,023,244
15,900	Alibaba Group Holding Ltd., ADR†	1,866,382	2,949,927
810	Alphabet Inc., Cl. A†	238,018	914,644
2,651	Alphabet Inc., Cl. C†	1,726,712	2,957,588
11,210	Apple Inc.	870,578	2,075,083
3,700	Autodesk Inc.†	474,541	485,033
24,400	Facebook Inc., Cl. A†	2,341,234	4,741,408
10,000	Fiserv Inc.†	510,859	740,900
3,700	IAC/InterActiveCorp.†	561,808	564,213
5,800	Keyence Corp.	508,627	3,271,284
8,600	Mastercard Inc., Cl. A	124,678	1,690,072
38,700	Microsoft Corp.	1,443,671	3,816,207
4,100	NVIDIA Corp.	774,765	971,290
2,900	Palo Alto Networks Inc.†	450,885	595,863
8,800	PayPal Holdings Inc.†	563,174	732,776
4,200	ServiceNow Inc.†	704,561	724,374
8,300	Tableau Software Inc., Cl. A†	700,461	811,325
64,200	Tencent Holdings Ltd.	1,683,228	3,223,829
17,000	Visa Inc., Cl. A	301,339	2,251,650

	TOTAL INFORMATION TECHNOLOGY	18,179,433	38,008,541

	CONSUMER DISCRETIONARY — 21.4%
11,600	adidas AG	2,525,282	2,525,529
1,870	Amazon.com Inc.†	1,052,415	3,178,626
240	Booking Holdings Inc.†	261,679	486,502
2,000	Christian Dior SE	290,698	835,315
3,114	Compagnie Financiere Richemont SA	172,841	263,240
5,050	Kering SA	2,506,407	2,844,668
22,500	Luxottica Group SpA	1,201,194	1,448,681
8,300	LVMH Moet Hennessy Louis Vuitton SE	1,464,557	2,755,761
3,000	Netflix Inc.†	722,085	1,174,290
11,500	NIKE Inc., Cl. B	457,202	916,320
7,500	Sony Corp., ADR	386,381	384,450
11,600	Starbucks Corp.	434,703	566,660
7,300	The Home Depot Inc.	796,142	1,424,230
14,200	The Swatch Group AG	851,978	1,226,126
5,000	The Walt Disney Co.	514,576	524,050

	TOTAL CONSUMER DISCRETIONARY	13,638,140	20,554,448

	HEALTH CARE — 14.2%
9,000	Abbott Laboratories	425,372	548,910
3,500	AbbVie Inc.	241,249	324,275
2,200	Align Technology Inc.†	560,547	752,708
5,400	Becton, Dickinson and Co.	727,612	1,293,624
5,900	Danaher Corp.	389,624	582,212
6,200	Edwards Lifesciences Corp.†	765,570	902,534

Shares		Cost	Market Value
6,000	Humana Inc.	$1,460,010	$1,785,780
5,800	Illumina Inc.†	1,374,781	1,619,882
4,700	Thermo Fisher Scientific Inc.	739,939	973,558
12,600	UnitedHealth Group Inc.	1,954,581	3,091,284
20,600	Zoetis Inc.	1,148,479	1,754,914

	TOTAL HEALTH CARE	9,787,764	13,629,681

	CONSUMER STAPLES — 9.7%
2,400	Costco Wholesale Corp.	155,909	501,552
20,200	Danone SA	1,680,213	1,474,854
80,000	Davide Campari-Milano SpA	129,297	656,635
5,000	Henkel AG & Co. KGaA	548,486	555,160
13,700	L’Oreal SA	2,610,869	3,377,420
20,600	Nestlé SA	1,197,710	1,596,518
5,156	Pernod Ricard SA	497,413	841,485
9,900	Unicharm Corp.	187,592	297,636

	TOTAL CONSUMER STAPLES	7,007,489	9,301,260

	FINANCIALS — 6.3%
4,000	Broadridge Financial Solutions Inc.	448,600	460,400
8,500	First Republic Bank	698,485	822,715
18,500	HDFC Bank Ltd., ADR	1,374,418	1,942,870
3,000	IHS Markit Ltd.†	156,920	154,770
13,300	JPMorgan Chase & Co.	655,026	1,385,860
19,300	Schroders plc	345,422	800,888
10,100	The Charles Schwab Corp.	275,570	516,110

	TOTAL FINANCIALS	3,954,441	6,083,613

	INDUSTRIALS — 5.5%
2,500	3M Co.	326,566	491,800
12,700	FANUC Corp.	2,546,634	2,517,290
27,500	Jardine Matheson Holdings Ltd.	1,334,238	1,732,864
1,600	The Boeing Co.	407,483	536,816

	TOTAL INDUSTRIALS	4,614,921	5,278,770

	MATERIALS — 1.5%
3,670	The Sherwin-Williams Co.	826,873	1,495,782

	REAL ESTATE — 1.5%
7,200	American Tower Corp., REIT	878,167	1,038,024
2,400	SBA Communications Corp., REIT†	267,159	396,288

	TOTAL REAL ESTATE	1,145,326	1,434,312

	TOTAL COMMON STOCKS	59,154,387	95,786,407

See accompanying notes to financial statements.

4

The GAMCO Global Growth Fund

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 0.2%
$235,000	U.S. Treasury Bills, 1.876%††, 09/20/18	$234,013	$234,023

	TOTAL INVESTMENTS — 99.8%	$59,388,400	96,020,430

	Other Assets and Liabilities (Net) — 0.2%		163,081
	NET ASSETS — 100.0%		$96,183,511

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

	% of Market	Market
Geographic Diversification	Value	Value
United States	59.7%	$57,279,895
Europe	23.3	22,420,385
Asia/Pacific	10.3	9,849,490
Japan	6.7	6,470,660

	100.0%	$96,020,430

See accompanying notes to financial statements.

5

The GAMCO Global Growth Fund

Statement of Assets and Liabilities

June 30, 2018 (Unaudited)

Assets:
Investments, at value (cost $59,388,400)	$96,020,430
Receivable for investments sold	700,649
Receivable for Fund shares sold	60,472
Receivable from Adviser	33,979
Dividends receivable	132,787
Prepaid expenses	24,826

Total Assets.	96,973,143

Liabilities:
Foreign currency payable to custodian, at value (cost $(29,784))	29,726
Payable to custodian	15,121
Payable for investments purchased	551,685
Payable for Fund shares redeemed	21,081
Payable for investment advisory fees	80,476
Payable for distribution fees	19,003
Payable for accounting fees	11,250
Other accrued expenses	61,290

Total Liabilities	789,632

Net Assets (applicable to 2,677,069 shares outstanding)	$96,183,511

Net Assets Consist of:
Paid-in capital	$55,915,390
Undistributed net investment income	84,853
Accumulated net realized gain on investments and foreign currency transactions	3,553,479
Net unrealized appreciation on investments	36,632,030
Net unrealized depreciation on foreign currency translations	(2,241)

Net Assets	$96,183,511

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($80,794,901 ÷ 2,246,985 shares outstanding; 75,000,000 shares authorized)	$35.96

Class A:
Net Asset Value and redemption price per share ($4,463,683 ÷ 124,170 shares outstanding; 50,000,000 shares authorized)	$35.95

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$38.14

Class C:
Net Asset Value and offering price per share ($1,421,627 ÷ 46,154 shares outstanding; 25,000,000 shares authorized)	$30.80	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($9,503,300 ÷ 259,760 shares outstanding; 25,000,000 shares authorized)	$36.58

Statement of Operations

For the Six Months Ended June 30, 2018 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $88,568)	$849,649
Interest	3,552

Total Investment Income	853,201

Expenses:
Investment advisory fees	468,398
Distribution fees - Class AAA	99,329
Distribution fees - Class A	5,086
Distribution fees - Class C	6,839
Shareholder services fees	45,817
Legal and audit fees	29,186
Shareholder communications expenses	26,242
Registration expenses	24,382
Accounting fees	22,500
Directors’ fees	12,437
Custodian fees	11,385
Interest expense	408
Miscellaneous expenses	20,367

Total Expenses	772,376

Less:
Expenses paid indirectly by broker (See Note 6)	(992)
Expense reimbursements (See Note 3)	(48,631)

Total Credits and Reimbursements	(49,623)

Net Expenses	722,753

Net Investment Income	130,448

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	3,450,059
Net realized loss on foreign currency transactions	(3,960)

Net realized gain on investments and foreign currency transactions	3,446,099

Net change in unrealized appreciation/depreciation:
on investments	3,126,358
on foreign currency translations	(2,724)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	3,123,634

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	6,569,733

Net Increase in Net Assets Resulting from Operations	$6,700,181

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

6

The GAMCO Global Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income/(loss)	$130,448	$(321,947)
Net realized gain on investments and foreign currency transactions	3,446,099	2,800,014
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	3,123,634	17,840,458

Net Increase in Net Assets Resulting from Operations	6,700,181	20,318,525

Distributions to Shareholders:
Net realized gain
Class AAA	—	(2,380,131)
Class A	—	(111,791)
Class C	—	(52,550)
Class I	—	(170,813)

	—	(2,715,285)

Return of capital
Class AAA	—	(8,896)
Class A	—	(418)
Class C	—	(196)
Class I	—	(638)

	—	(10,148)

Total Distributions to Shareholders	—	(2,725,433)

Capital Share Transactions:
Class AAA	(2,904,346)	(2,418,247)
Class A	526,314	(201,553)
Class C	(158,894)	11,902
Class I	3,393,521	1,717,886

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	856,595	(890,012)

Redemption Fees	6	4

Net Increase in Net Assets	7,556,782	16,703,084
Net Assets:
Beginning of year	88,626,729	71,923,645

End of period (including undistributed net investment income of $84,853 and $0, respectively)	$96,183,511	$88,626,729

See accompanying notes to financial statements.

7

The GAMCO Global Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Return of Captial	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)	Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement	Portfolio Turnover Rate
Class AAA
2018(c)	$33.42	$0.04	$ 2.50	$ 2.54	—	—	—	—	$ 0.00	$ 35.96	7.6%	$80,795	0.23%(d)	1.66%(d)	1.59%(d)(e)(f)	26%
2017	26.72	(0.13)	7.89	7.76	—	$(1.05)	$(0.01)	$(1.06)	0.00	33.42	29.0	77,829	(0.42)	1.67	1.67(e)	43
2016	28.27	0.12	0.22	0.34	$(0.13)	(1.76)	—	(1.89)	—	26.72	1.2	64,574	0.44	1.72	1.72(e)(g)	63
2015	30.23	(0.03)	(0.31)	(0.34)	(0.02)	(1.60)	—	(1.62)	0.00	28.27	(1.2)	72,882	(0.10)	1.68	1.68(e)	53
2014	31.12	0.15	1.09	1.24	(0.12)	(2.01)	—	(2.13)	0.00	30.23	3.9	78,140	0.48	1.72	1.72	29
2013	26.54	(0.01)	7.50	7.49	—	(2.91)	—	(2.91)	0.00	31.12	28.8	75,773	(0.02)	1.77	1.77	25
Class A
2018(c)	$33.41	$0.05	$ 2.49	$ 2.54	—	—	—	—	$ 0.00	$ 35.95	7.6%	$ 4,464	0.26%(d)	1.66%(d)	1.58%(d)(e)(f)	26%
2017	26.72	(0.13)	7.88	7.75	—	$(1.05)	$(0.01)	$(1.06)	0.00	33.41	29.0	3,652	(0.43)	1.67	1.67(e)	43
2016	28.26	0.12	0.23	0.35	$(0.14)	(1.75)	—	(1.89)	—	26.72	1.3	3,143	0.44	1.72	1.72(e)(g)	63
2015	30.22	(0.03)	(0.32)	(0.35)	(0.01)	(1.60)	—	(1.61)	0.00	28.26	(1.2)	3,580	(0.08)	1.68	1.68(e)	53
2014	31.13	0.13	1.11	1.24	(0.14)	(2.01)	—	(2.15)	0.00	30.22	3.9	3,725	0.40	1.72	1.72	29
2013	26.54	(0.01)	7.51	7.50	—	(2.91)	—	(2.91)	0.00	31.13	28.8	1,872	(0.05)	1.77	1.77	25
Class C
2018(c)	$28.73	$(0.08)	$ 2.15	$ 2.07	—	—	—	—	$ 0.00	$ 30.80	7.2%	$ 1,422	(0.53)%(d)	2.41%(d)	2.34%(d)(e)(f)	26%
2017	23.26	(0.32)	6.85	6.53	—	$(1.05)	$(0.01)	$(1.06)	0.00	28.73	28.0	1,479	(1.19)	2.42	2.42(e)	43
2016	24.91	(0.07)	0.18	0.11	—	(1.76)	—	(1.76)	—	23.26	0.4	1,232	(0.30)	2.47	2.47(e)(g)	63
2015	27.01	(0.23)	(0.27)	(0.50)	—	(1.60)	—	(1.60)	0.00	24.91	(1.9)	1,891	(0.86)	2.43	2.43(e)	53
2014	28.12	(0.11)	1.01	0.90	—	(2.01)	—	(2.01)	0.00	27.01	3.1	1,609	(0.37)	2.47	2.47	29
2013	24.39	(0.22)	6.86	6.64	—	(2.91)	—	(2.91)	0.00	28.12	27.8	1,036	(0.79)	2.52	2.52	25
Class I
2018(c)	$33.90	$0.16	$ 2.52	$ 2.68	—	—	—	—	$ 0.00	$ 36.58	7.9%	$ 9,503	0.87%(d)	1.41%(d)	1.00%(d)(e)(f)	26%
2017	26.92	0.07	7.97	8.04	—	$(1.05)	$(0.01)	$(1.06)	0.00	33.90	29.8	5,667	0.24	1.42	1.00(e)(f)	43
2016	28.47	0.33	0.23	0.56	$(0.35)	(1.76)	—	(2.11)	—	26.92	2.0	2,975	1.18	1.47	1.00(e)(f)(g)	63
2015	30.42	0.17	(0.30)	(0.13)	(0.22)	(1.60)	—	(1.82)	0.00	28.47	(0.5)	3,102	0.54	1.43	1.00(e)(f)	53
2014	31.30	0.27	1.11	1.38	(0.25)	(2.01)	—	(2.26)	0.00	30.42	4.3	2,318	0.85	1.47	1.28(f)	29
2013	26.61	0.07	7.53	7.60	—	(2.91)	—	(2.91)	0.00	31.30	29.1	1,330	0.22	1.52	1.52	25

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2018, unaudited.
(d)	Annualized.
(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2018 and the years ended December 31, 2017, 2016, and 2015, there was no impact on the expense ratios.

(f)

Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $48,631 for the six months ended June 30, 2018 and certain Class I expenses to the Fund of $19,466, $14,648, $12,486, and $3,489 for the years ended December 31, 2017, 2016, 2015, and 2014, respectively.

(g)

During the year ended December 31, 2016, the Fund received reimbursements of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in that period, the expense ratios would have been 1.20% (Class AAA) , 1.21%(Class A), 1.96% (Class C), and 0.47% (Class I).

See accompanying notes to financial statements.

8

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited)

1. Organization. The GAMCO Global Growth Fund, a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on February 7, 1994.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

9

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The closing price is adjusted from the local close, therefore, such securities are classified as Level 2 in the fair value hierarchy presented below. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 6/30/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Consumer Discretionary	$8,655,128	$11,899,320	$20,554,448
Consumer Staples	501,552	8,799,708	9,301,260
Financials	5,282,725	800,888	6,083,613
Industrials	1,028,616	4,250,154	5,278,770
Information Technology	31,513,428	6,495,113	38,008,541
Other Industries (a)	16,559,775	—	16,559,775
Total Common Stocks	$63,541,224	$32,245,183	$95,786,407
U.S. Government Obligations	—	234,023	234,023
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$63,541,224	$32,479,206	$96,020,430

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2018, foreign common stock was transferred from Level 1 to Level 2 due to the application of fair value procedures resulting from volatility in U.S. markets after the close of foreign markets. The beginning of period value of the securities that transferred from Level 1 to Level 2 during the period amounted to $28,218,705 or 31.84% of net assets as of December 31, 2017. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at June 30, 2018 or December 31, 2017.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual

10

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on

11

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to net operating losses. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2017 was as follows:

Distributions paid from:
Net long term capital gains.	$2,715,285
Return of capital	10,148

Total distributions paid	$2,725,433

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

12

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2018:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$59,474,190	$36,870,814	$(324,574)	$36,546,240

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2018, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2018, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

Effective June 1, 2018, the Adviser amended its contractual agreement with respect to Class AAA, A, and C shares and to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2019, at no more than 1.25%, 1.25%, and 2.00% of the value of the Fund’s average daily net assets for Class AAA, Class A, and Class C, respectively. This arrangement is in effect through April 30, 2019. For the six months ended June 30, 2018, the Adviser reimbursed the Fund in the amount of $48,631. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 1.00% of the value of the Fund’s average daily net assets for Class I Shares. The agreement is renewable annually. At June 30, 2018, the cumulative amount which the Class I Shares may repay the Adviser, subject to the terms above, is $82,745:

For the year ended December 31, 2016, expiring December 31, 2018	$14,648
For the year ended December 31, 2017, expiring December 31, 2019	19,466
For the six months ended June 30, 2018, expiring December 31, 2020	48,631
$82,745

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives an annual fee of $3,000, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending

13

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2018, other than short term securities and U.S. Government obligations, aggregated $24,798,287 and $24,043,346, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2018, the Distributor retained a total of $1,964 from Investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $992.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2018, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

7. Line of Credit. The Fund participates in an unsecured line of credit which expires on March 8, 2019 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30-day LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2018, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2018 was $8,685, with a weighted average interest rate of 3.10%. The maximum amount borrowed at any time during the six months ended June 30, 2018 was $1,137,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2018 and the year ended December 31, 2017, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

14

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	64,114	$2,265,224	64,253	$2,025,875
Shares issued upon reinvestment of distributions	—	—	68,510	2,294,414
Shares redeemed	(146,126)	(5,169,570)	(220,273)	(6,738,536)

Net (decrease)	(82,012)	$(2,904,346)	(87,510)	$(2,418,247)

Class A
Shares sold	19,874	$704,570	19,835	$647,298
Shares issued upon reinvestment of distributions	—	—	3,257	109,034
Shares redeemed	(5,002)	(178,256)	(31,457)	(957,885)

Net increase/(decrease)	14,872	$526,314	(8,365)	$(201,553)

Class C
Shares sold	7,405	$224,261	13,126	$377,266
Shares issued upon reinvestment of distributions	—	—	1,563	45,008
Shares redeemed	(12,716)	(383,155)	(16,162)	(410,372)

Net increase/(decrease)	(5,311)	$(158,894)	(1,473)	$11,902

Class I
Shares sold	122,827	$4,477,747	105,822	$3,127,493
Shares issued upon reinvestment of distributions	—	—	4,652	158,034
Shares redeemed	(30,243)	(1,084,226)	(53,821)	(1,567,641)

Net increase	92,584	$3,393,521	56,653	$1,717,886

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

15

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.com

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB442Q218SR

The Gabelli Global Content & Connectivity Fund

Semiannual Report — June 30, 2018

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Evan D. Miller, CFA	Sergey Dluzhevskiy, CFA, CPA	Brett Harriss
Chief Investment Officer	Portfolio Manager	Portfolio Manager	Portfolio Manager
	BA, Northwestern University	BS, Case Western	BA, Columbia University
	MBA, Booth School of Business,	Reserve University	MBA, Columbia
	University of Chicago	MBA, The Wharton School,	Business School,
		University of Pennsylvania	Columbia University

To Our Shareholders,

For the six months ended June 30, 2018, the net asset value (“NAV”) per Class AAA Share of The Gabelli Global Content & Connectivity Fund decreased 5.0% compared with a decrease of 9.2% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Telecommunication Services Index. Other classes of shares are available. See page 2 for performance information for all classes of shares.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2018.

Comparative Results

Average Annual Returns through June 30, 2018 (a) (Unaudited)

	Six Months	1 Year	5 Year	10 Year	15 Year	Since Inception (11/1/93)
Class AAA (GABTX)	(4.96)%	(0.61)%	4.63%	3.07%	6.35%	7.01%
MSCI AC World Telecommunication Services Index	(9.23)	(3.66)	3.38	3.46	6.72	N/A
MSCI AC World Index	(0.43)	10.73	9.41	5.80	8.19	N/A	(b)
Class A (GTCAX)	(4.97)	(0.60)	4.60	3.05	6.34	7.01
With sales charge (c)	(10.43)	(6.32)	3.37	2.45	5.92	6.75
Class C (GTCCX)	(5.31)	(1.35)	3.85	2.30	5.55	6.42
With contingent deferred sales charge (d)	(6.26)	(2.34)	3.85	2.30	5.55	6.42
Class I (GTTIX)	(4.64)	0.16	5.04	3.40	6.59	7.15
Class T (GGTTX)	(4.97)	(0.57)	4.64	3.07	6.35	7.01
With sales charge (e)	(7.34)	(3.05)	4.11	2.81	6.17	6.81

In the current prospectuses dated April 30, 2018, the gross expense ratios for Class AAA, A, C, I, and T Shares are 1.73%, 1.73%, 2.48%, 1.48%, and 1.73%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) are 1.73%, 1.73%, 2.48%, 1.00%, and 1.73%, respectively. See page 10 for the expense ratios for the six months ended June 30, 2018. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares, Class C Shares, and Class T Shares is 5.75%, 1.00%, and 2.50%, respectively.

(a)  Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns for Class I Shares would have been lower had the Adviser not reimbursed certain expenses. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, Class I Shares, and Class T Shares on March 12, 2000, June 2, 2000, January 11, 2008, and July 5, 2017, respectively. The actual performance for the Class A Shares, Class C Shares, Class T Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Telecommunication Services Index is an unmanaged index that measures the performance of the global telecommunication securities from around the world. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. Dividends are considered reinvested. You cannot invest directly in an index.

(b)  MSCI AC World Index is a blend of Gross Performance excluding applicable taxes and Net Performance. This benchmark’s Net Performance began on December 29, 2000.

(c)   Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)  Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(e)  Performance results include the effect of the maximum 2.50% sales charge at the beginning of the period.

2

The Gabelli Global Content & Connectivity Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2018 through June 30, 2018	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Global Content & Connectivity Fund
Actual Fund Return
Class AAA	$1,000.00	$ 950.40	1.74%	$ 8.41
Class A	$1,000.00	$ 950.30	1.74%	$ 8.41
Class C	$1,000.00	$ 946.90	2.49%	$12.02
Class I	$1,000.00	$ 953.60	1.00%	$ 4.84
Class T	$1,000.00	$ 950.30	1.74%	$ 8.41
Hypothetical 5% Return
Class AAA	$1,000.00	$1,016.17	1.74%	$ 8.70
Class A	$1,000.00	$1,016.17	1.74%	$ 8.70
Class C	$1,000.00	$1,012.45	2.49%	$12.42
Class I	$1,000.00	$1,019.84	1.00%	$ 5.01
Class T	$1,000.00	$1,016.17	1.74%	$ 8.70
*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

3

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2018:

The Gabelli Global Content & Connectivity Fund

Telecommunications Services	48.3%
Media	26.0%
Information Technology	11.0%
U.S. Government Obligations	0.8%
Other	13.6%

Other Assets and Liabilities (Net)	0.3%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

4

The Gabelli Global Content & Connectivity Fund

Schedule of Investments — June 30, 2018 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 95.6%
	TELECOMMUNICATION SERVICES — 47.8%
	Alternative Carriers — 2.6%
230,000	Asia Satellite Telecommunications Holdings Ltd.	$467,377	$182,344
101,500	CenturyLink Inc.	1,751,245	1,891,960
1,300	Iliad SA	159,607	205,480
28,000	TIME dotCom Berhad	56,823	52,957

		2,435,052	2,332,741

	Integrated Telecommunication Services — 23.5%
47,181	AT&T Inc.	1,350,676	1,514,982
2,500	ATN International Inc.	7,720	131,925
37,415,054	Cable & Wireless Jamaica Ltd.†	499,070	425,445
16,400	China Unicom Hong Kong Ltd., ADR	104,722	205,164
66,500	Cincinnati Bell Inc.†	1,132,653	1,044,050
112,000	Deutsche Telekom AG, ADR	2,038,742	1,728,720
3,107	Hellenic Telecommunications Organization SA	43,544	38,461
2,000	Hellenic Telecommunications Organization SA, ADR	16,157	12,488
666	Hutchison Telecommunications Hong Kong Holdings Ltd.	63	235
15,000	Koninklijke KPN NV	39,437	40,815
31,000	Maroc Telecom	513,944	456,143
16,200	Nippon Telegraph & Telephone Corp.	298,354	736,876
3,100	Nippon Telegraph & Telephone Corp., ADR	59,883	140,554
1,700	Oi SA, ADR†	5,338	1,411
22,100	Orange SA, ADR	336,193	368,407
200,000	Pakistan Telecommunication Co. Ltd.	29,365	18,839
90,000	PCCW Ltd.	74,681	50,704
50,000	Pharol SGPS SA†	20,575	13,897
45,500	Pharol SGPS SA, ADR†	10,300	11,370
12,000	Proximus SA	364,978	270,603
9,700	PT Telekomunikasi Indonesia Persero Tbk, ADR	21,613	252,297
3,500	Rostelecom PJSC, ADR	26,144	24,522
332,500	Singapore Telecommunications Ltd.	252,099	751,633
12,800	Swisscom AG, ADR	312,017	570,752
25,500	Telecom Argentina SA, ADR	93,029	452,370
230,000	Telecom Italia SpA†	724,225	171,202
29,500	Telecom Italia SpA, ADR†	342,850	216,530
395	Telefonica Brasil SA	7,066	4,288
5,021	Telefonica Brasil SA, ADR	27,844	59,599
2,266	Telefonica Brasil SA, Preference	52,573	26,807
3,935	Telefonica SA	58,513	33,449
114,000	Telefonica SA, ADR	367,187	972,420
84,800	Telekom Austria AG	712,909	707,071

Shares		Cost	Market Value

252,000	Telekom Malaysia Berhad	$311,587	$194,014
43,300	Telenor ASA	630,250	888,664
71,000	Telephone & Data Systems Inc.	1,362,091	1,946,820
128,000	Telesites SAB de CV†	97,176	93,388
259,000	Telia Co. AB	556,485	1,184,430
39,300	TELUS Corp., Toronto	449,460	1,396,044
1,958,977	True Corp. Public Co. Ltd.	483,646	313,389
24,225	TT&T Public Co. Ltd.(a)(b)(c)	100,542	0
66,000	Verizon Communications Inc.	2,147,457	3,320,460

		16,083,158	20,791,238

	Wireless Telecommunication Services — 21.7%
72,500	America Movil SAB de CV, Cl. L, ADR	248,450	1,207,850
99,000	Axiata Group Berhad	177,577	93,130
9,700	China Mobile Ltd., ADR	115,472	430,583
9,600	DiGi.Com Berhad	14,361	9,863
72,808	Econet Wireless Zimbabwe Ltd.	21,788	76,026
850,000	Global Telecom Holding SAE†	436,129	223,784
80,000	KDDI Corp.	645,015	2,190,128
28,500	Millicom International Cellular SA, SDR	1,759,241	1,683,256
28,000	NTT DoCoMo Inc.	436,273	713,815
29,448	Nuvera Communications Inc.	345,467	536,543
175,000	Orascom Telecom Media and Technology Holding SAE, GDR	384,753	35,350
18,000	PLDT Inc., ADR	242,214	420,840
240,000	PT Indosat Tbk	38,552	53,259
22,900	Rogers Communications Inc., Cl. B	75,560	1,086,834
13,500	Shenandoah Telecommunications Co.	43,564	441,450
120,000	Sistema PJSC FC, GDR	779,860	327,360
16,700	SK Telecom Co. Ltd., ADR	277,460	389,444
9,000	SoftBank Group Corp.	636,834	648,123
60,000	Sprint Corp.†	316,152	326,400
90,000	Tim Participacoes SA	202,506	303,270
15,156	Tim Participacoes SA, ADR	331,245	255,530
60,500	T-Mobile US Inc.†	1,747,304	3,614,875
55,000	Turkcell Iletisim Hizmetleri A/S, ADR	616,764	359,700
48,300	United States Cellular Corp.†	1,760,574	1,789,032
140,000	VEON Ltd., ADR	223,340	333,200
69,000	Vodafone Group plc, ADR	2,262,984	1,677,390

		14,139,439	19,227,035

	TOTAL TELECOMMUNICATION SERVICES	32,657,649	42,351,014

	MEDIA — 25.9%
	Advertising — 0.4%
45,000	National CineMedia Inc.	260,806	378,000

See accompanying notes to financial statements.

5

The Gabelli Global Content & Connectivity Fund

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	MEDIA (Continued)
	Broadcasting — 6.6%
2,300	AMC Networks Inc., Cl. A†	$51,564	$143,060
18,500	CBS Corp., Cl. B, Non-Voting	1,031,626	1,040,070
18,000	Discovery Inc., Cl. A†	337,965	495,000
85,000	Discovery Inc., Cl. C†	1,672,913	2,167,500
61,000	Grupo Televisa SAB, ADR	1,113,107	1,155,950
17,000	Sinclair Broadcast Group Inc., Cl. A	502,587	546,550
15,000	Tokyo Broadcasting System Holdings Inc.	237,742	337,082

		4,947,504	5,885,212

	Cable and Satellite — 14.9%
600	Charter Communications Inc., Cl. A†	70,932	175,926
6,200	Cogeco Inc.	120,942	274,099
74,000	Comcast Corp., Cl. A	2,137,268	2,427,940
63,000	DISH Network Corp., Cl. A†	1,666,174	2,117,430
242,199	Dish TV India Ltd., GDR†	247,896	234,933
58,360	GCI Liberty Inc., Cl. A†	2,005,927	2,630,869
2,525	Liberty Broadband Corp., Cl. A†	7,265	190,991
3,250	Liberty Broadband Corp., Cl. C†	34,675	246,090
21,840	Liberty Global plc, Cl. A†	400,786	601,474
68,500	Liberty Global plc, Cl. C†	909,178	1,822,785
3,000	Liberty Latin America Ltd., Cl. A†	47,614	57,360
3,444	Liberty Latin America Ltd., Cl. C†	36,730	66,745
7,000	Liberty Media Corp. - Liberty SiriusXM, Cl. A†	180,953	315,350
6,500	Liberty Media Corp. - Liberty SiriusXM, Cl. C†	246,139	294,840
11,000	MSG Networks Inc., Cl. A†	67,634	263,450
5,700	Naspers Ltd., Cl. N	1,392,013	1,448,114
1,400	NOS SGPS SA	11,293	7,674

		9,583,419	13,176,070

	Movies and Entertainment — 3.8%
700	Liberty Media Corp.- Liberty Braves, Cl. A†	15,904	17,997
10,155	Liberty Media Corp.- Liberty Braves, Cl. C†	197,649	262,608
2,519	RLJ Entertainment Inc.†	9,672	11,663
3,000	The Madison Square Garden Co, Cl. A†	136,835	930,570
36,500	Twenty-First Century Fox Inc., Cl. B	912,307	1,798,355
10,000	Viacom Inc., Cl. B	250,923	301,600

		1,523,290	3,322,793

Shares		Cost	Market Value

	Publishing — 0.2%
19,000	Telegraaf Media Groep NV†(b)	$400,798	$133,129

	TOTAL MEDIA	16,715,817	22,895,204

	OTHER — 13.6%
	Other — 9.5%
8,000	American Express Co.	757,081	784,000
10,500	Bouygues SA	294,446	452,587
68,000	C.P. Pokphand Co. Ltd., ADR	52,895	153,850
27,360	CK Asset Holdings Ltd.	150,629	217,259
27,360	CK Hutchison Holdings Ltd.	245,763	290,144
9,500	EchoStar Corp., Cl. A†	261,423	421,800
97,500	First Pacific Co. Ltd.	48,559	47,100
4,100	First Pacific Co. Ltd., ADR	3,337	9,676
2,700	Furukawa Electric Co. Ltd.	73,580	94,499
45,000	G4S plc	0	158,983
27,000	GN Store Nord A/S	161,481	1,230,668
1,768	Gusbourne plc†	1,486	1,575
18,000	InterXion Holding NV†	250,160	1,123,560
1,600	Kinnevik AB, Cl. A	44,630	54,841
77,800	Kinnevik AB, Cl. B	1,921,496	2,665,791
950	Liberty Media Corp.- Liberty Formula One, Cl. A†	1,143	33,545
2,000	Liberty Media Corp.- Liberty Formula One, Cl. C†	4,491	74,260
900	Marlowe plc†	521	5,571
504	Meikles Ltd.†	203	166
500	National Grid plc, ADR	31,569	27,925
18,035	PostNL NV	215,936	67,712
23,000	Qurate Retail Inc.†	342,358	488,060
12,000	Waterloo Investment Holdings Ltd.†(b)	1,432	2,280

		4,864,619	8,405,852

	Real Estate — 4.1%
13,000	CyrusOne Inc., REIT	215,924	758,680
3,000	Equinix Inc., REIT	347,334	1,289,670
78,000	Uniti Group Inc., REIT†	1,363,388	1,562,340

		1,926,646	3,610,690

	TOTAL OTHER	6,791,265	12,016,542

	INFORMATION TECHNOLOGY — 8.3%
	Data Processing & Outsourced Services — 0.7%
2,000	Mastercard Inc., Cl. A	292,729	393,040
2,000	Visa Inc., Cl. A	218,924	264,900

		511,653	657,940

	Electronic Equipment & Instruments — 0.3%
400	Keyence Corp.	237,273	226,022

	Internet Software and Services — 6.0%
2,450	Alphabet Inc., Cl. C†	2,533,526	2,733,343

See accompanying notes to financial statements.

6

The Gabelli Global Content & Connectivity Fund

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
	Internet Software and Services (Continued)
500	Dropbox Inc., Cl. A†	$10,500	$16,210
12,800	Facebook Inc., Cl. A†	2,242,640	2,487,296
8,500	Gogo Inc.†	76,386	41,310
2,330	Internap Corp.†	15,839	24,279
330	Liberty Expedia Holdings Inc., Cl. A†	11,353	14,500

		4,890,244	5,316,938

	IT Consulting and Other Services — 0.0%
280,000	Dagang NeXchange Berhad	43,162	27,380

	Systems Software — 0.5%
4,000	Microsoft Corp.	313,270	394,440

	Technology Hardware — 0.8%
4,000	Apple Inc.	642,340	740,440

	TOTAL INFORMATION TECHNOLOGY	6,637,942	7,363,160

	TOTAL COMMON STOCKS	62,802,673	84,625,920

	CLOSED-END FUNDS — 2.7%
	Information Technology — 2.7%
31,800	Altaba Inc.†	685,922	2,328,078

	PREFERRED STOCKS — 0.1%
	Media — 0.1%
4,400	GCI Liberty Inc., 5.000%	8,623	106,260

	WARRANTS — 0.5%
	TELECOMMUNICATION SERVICES — 0.5%
	Wireless Telecommunication Services — 0.5%
81,000	Bharti Airtel Ltd., expire 11/30/20†(a)	443,540	451,980

Principal Amount		Cost	Market Value

	CORPORATE BONDS — 0.0%
	TELECOMMUNICATION SERVICES — 0.0%
$ 32,808	Econet Wireless Zimbabwe Ltd., 5.000%, 03/17/23(b)	$1,636	$1,532

	U.S. GOVERNMENT OBLIGATIONS — 0.8%
734,000	U.S. Treasury Bills, 1.870% to 1.897%††, 08/09/18 to 09/27/18	731,151	731,203

	TOTAL INVESTMENTS — 99.7%	$64,673,545	88,244,973

	Other Assets and Liabilities (Net) — 0.3%		258,800

	NET ASSETS — 100.0%		$88,503,773

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the market value of the Rule 144A security amounted to $451,980 or 0.51% of total net assets.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

At June 30, 2018, the Fund held an investment in a restricted and illiquid security amounting to $0 or 0.0% of total net assets, which was valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	6/30/18 Carrying Value Per Share
24,225	TT&T Public Co. Ltd.	03/31/94	$100,542	—

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Market Value	Market Value

North America	58.6%	$51,760,518
Europe	23.9	21,102,586
Japan	5.8	5,087,099
Asia/Pacific	5.0	4,399,037
Latin America	4.7	4,112,293
Africa/Middle East	2.0	1,783,440

	100.0%	$88,244,973

See accompanying notes to financial statements.

7

The Gabelli Global Content & Connectivity Fund

Statement of Assets and Liabilities

June 30, 2018 (Unaudited)

Assets:
Investments, at value (cost $64,673,545)	$88,244,973
Foreign currency, at value (cost $1,778)	1,558
Cash	5,256
Receivable for investments sold	280,404
Receivable for Fund shares sold	1,340
Receivable from Adviser	6,109
Dividends receivable	211,544
Prepaid expenses	33,083

Total Assets	88,784,267

Liabilities:
Payable for Fund shares redeemed	18,544
Payable for investments purchased	72,818
Payable for investment advisory fees	72,850
Payable for distribution fees	15,309
Payable for accounting fees	11,250
Payable for shareholder communications expenses	31,664
Payable for legal and audit fees	25,210
Payable for shareholder services fees	23,026
Other accrued expenses	9,823

Total Liabilities	280,494

Net Assets (applicable to 4,276,327 shares outstanding)	$88,503,773

Net Assets Consist of:
Paid-in capital	$62,927,207
Undistributed net investment income	230,336
Accumulated net realized gain on investments and foreign currency transactions	1,775,669
Net unrealized appreciation on investments	23,571,428
Net unrealized depreciation on foreign currency translations	(867)

Net Assets	$88,503,773

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($72,812,489 ÷ 3,519,229 shares outstanding; 150,000,000 shares authorized)	$20.69
Class A:
Net Asset Value and redemption price per share ($282,867 ÷ 13,570 shares outstanding; 50,000,000 shares authorized)	$20.85
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$22.12
Class C:
Net Asset Value and offering price per share ($334,485 ÷ 16,757 shares outstanding; 50,000,000 shares authorized)	$19.96	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($15,072,939 ÷ 726,723 shares outstanding; 50,000,000 shares authorized)	$20.74
Class T:
Net Asset Value and redemption price per share ($992.67 ÷ 48.02 shares outstanding; 50,000,000 shares authorized)	$20.67
Maximum offering price per share (NAV ÷ 0.975, based on maximum sales charge of 2.50% of the offering price)	$21.20

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2018 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $84,275)	$1,217,298
Interest	2,216

Total Investment Income	1,219,514

Expenses:
Investment advisory fees	457,529
Distribution fees - Class AAA	94,887
Distribution fees - Class A	444
Distribution fees - Class C	1,321
Distribution fees - Class T	1
Shareholder services fees	56,564
Legal and audit fees	38,489
Shareholder communications expenses	33,243
Registration expenses	30,257
Accounting fees	22,500
Custodian fees	20,994
Directors’ fees	12,645
Interest expense	195
Miscellaneous expenses	9,842

Total Expenses	778,911

Less:
Expenses paid indirectly by broker (See Note 6)	(1,020)
Expense reimbursements (See Note 3)	(36,581)

Total Credits and Reimbursements	(37,601)

Net Expenses	741,310

Net Investment Income	478,204

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	2,787,656
Net realized loss on foreign currency transactions	(4,373)

Net realized gain on investments and foreign currency transactions	2,783,283

Net change in unrealized appreciation/depreciation:
on investments	(7,907,399)
on foreign currency translations	(1,607)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(7,909,006)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(5,125,723)

Net Decrease in Net Assets Resulting from Operations.	$(4,647,519)

See accompanying notes to financial statements.

8

The Gabelli Global Content & Connectivity Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income	$478,204	$557,190
Net realized gain on investments and foreign currency transactions	2,783,283	5,308,175
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(7,909,006)	6,468,016

Net Increase/(Decrease) in Net Assets Resulting from Operations	(4,647,519)	12,333,381

Distributions to Shareholders:
Net investment income
Class AAA	—	(487,554)
Class A	—	(3,428)
Class I	—	(181,188)
Class T	—	(8)

	—	(672,178)

Net realized gain
Class AAA	—	(4,479,876)
Class A	—	(31,428)
Class C	—	(15,261)
Class I	—	(790,279)
Class T	—	(57)

	—	(5,316,901)

	—	—

Total Distributions to Shareholders	—	(5,989,079)

Capital Share Transactions:
Class AAA	(5,147,818)	(11,913,609)
Class A	(276,548)	(125,364)
Class C	81,135	(80,307)
Class I	1,444,579	7,580,673
Class T	—	1,064

Net Decrease in Net Assets from Capital Share Transactions	(3,898,652)	(4,537,543)

Redemption Fees	6	—

Net Increase/(Decrease) in Net Assets	(8,546,165)	1,806,759
Net Assets:
Beginning of year	97,049,938	95,243,179

End of period (including undistributed net investment income of $230,336 and $0, respectively)	$88,503,773	$97,049,938

See accompanying notes to financial statements.

9

The Gabelli Global Content & Connectivity Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement		Portfolio Turnover Rate
Class AAA
2018(c)	$21.77	$0.10	$(1.18)	$(1.08)	—	—	—	—	$0.00	$20.69	(5.0)%	$72,813	0.92	%(d)	1.74	%(d)	1.74	%(d)(e)	7%
2017	20.43	0.11	2.63	2.74	$(0.14)	$(1.26)	—	$(1.40)	—	21.77	13.4	81,832	0.48		1.73		1.73	(e)	22
2016	21.30	0.27	0.29	0.56	(0.28)	(1.13)	$(0.02)	(1.43)	0.00	20.43	2.7	87,893	1.23		1.65		1.65	(e)(f)	9
2015	23.63	0.26	(0.82)	(0.56)	(0.27)	(1.49)	(0.01)	(1.77)	0.00	21.30	(2.5)	101,187	1.08		1.63		1.63	(e)	5
2014	24.85	0.35	(0.66)	(0.31)	(0.38)	(0.53)	—	(0.91)	0.00	23.63	(1.3)	115,860	1.43		1.61		1.61		3
2013	20.20	0.37	4.65	5.02	(0.37)	—	—	(0.37)	0.00	24.85	24.9	137,545	1.66		1.64		1.64		3
Class A
2018(c)	$21.94	$0.09	$(1.18)	$(1.09)	—	—	—	—	$0.00	$20.85	(5.0)%	$283	0.87	%(d)	1.74	%(d)	1.74	%(d)(e)	7%
2017	20.58	0.10	2.66	2.76	$(0.14)	$(1.26)	—	$(1.40)	—	21.94	13.4	576	0.43		1.73		1.73	(e)	22
2016	21.29	0.15	0.38	0.53	(0.09)	(1.13)	$(0.02)	(1.24)	0.00	20.58	2.5	661	0.68		1.65		1.65	(e)(f)	9
2015	23.61	0.26	(0.81)	(0.55)	(0.27)	(1.49)	(0.01)	(1.77)	0.00	21.29	(2.5)	846	1.08		1.63		1.63	(e)	5
2014	24.83	0.39	(0.70)	(0.31)	(0.38)	(0.53)	—	(0.91)	0.00	23.61	(1.3)	1,114	1.53		1.61		1.61		3
2013	20.19	0.36	4.65	5.01	(0.37)	—	—	(0.37)	0.00	24.83	24.8	1,678	1.61		1.64		1.64		3
Class C
2018(c)	$21.08	$0.03	$(1.15)	$(1.12)	—	—	—	—	$0.00	$19.96	(5.3)%	$334	0.34	%(d)	2.49	%(d)	2.49	%(d)(e)	7%
2017	19.85	(0.06)	2.55	2.49	—	$(1.26)	—	$(1.26)	—	21.08	12.5	267	(0.28)		2.48		2.48	(e)	22
2016	20.71	0.09	0.30	0.39	$(0.10)	(1.13)	$(0.02)	(1.25)	0.00	19.85	1.9	328	0.42		2.40		2.40	(e)(f)	9
2015	22.98	0.08	(0.79)	(0.71)	(0.06)	(1.49)	(0.01)	(1.56)	0.00	20.71	(3.2)	441	0.36		2.38		2.38	(e)	5
2014	24.17	0.19	(0.67)	(0.48)	(0.18)	(0.53)	—	(0.71)	0.00	22.98	(2.0)	621	0.76		2.36		2.36		3
2013	19.64	0.20	4.50	4.70	(0.17)	—	—	(0.17)	0.00	24.17	23.9	814	0.92		2.39		2.39		3
Class I
2018(c)	$21.75	$0.18	$(1.19)	$(1.01)	—	—	—	—	$0.00	$20.74	(4.6)%	$15,073	1.71	%(d)	1.49	%(d)	1.00	%(d)(e)(g)	7%
2017	20.40	0.28	2.62	2.90	$(0.29)	$(1.26)	—	$(1.55)	—	21.75	14.2	14,374	1.26		1.48		1.00	(e)(g)	22
2016	21.27	0.30	0.33	0.63	(0.35)	(1.13)	$(0.02)	(1.50)	0.00	20.40	3.0	6,361	1.41		1.40		1.35	(e)(f)(g)	9
2015	23.60	0.30	(0.79)	(0.49)	(0.34)	(1.49)	(0.01)	(1.84)	0.00	21.27	(2.2)	1,842	1.26		1.38		1.38	(e)	5
2014	24.83	0.37	(0.62)	(0.25)	(0.45)	(0.53)	—	(0.98)	0.00	23.60	(1.1)	1,665	1.45		1.36		1.36		3
2013	20.18	0.43	4.64	5.07	(0.42)	—	—	(0.42)	0.00	24.83	25.2	1,811	1.94		1.39		1.39		3
Class T
2018(c)	$21.75	$0.10	$(1.18)	$(1.08)	—	—	—	—	—	$20.67	(5.0)%	$1	0.95	%(d)	1.74	%(d)	1.74	%(d)(e)	7%
2017(h)	22.19	0.02	0.97	0.99	$(0.17)	$(1.26)	—	$(1.43)	—	21.75	4.4	1	0.17	(d)	1.73	(d)	1.73	(d)(e)	22

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2018, unaudited.
(d)	Annualized.
(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2018 and the years ended December 31, 2017, 2016, and 2015, there was no impact to the expense ratios.

(f)

During the year ended December 31, 2016, the Fund received reimbursements of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in that period, the expense ratios would have been 1.22% (Class AAA), 1.54% (Class A), 1.99% (Class C), and 0.95% (Class I).

(g)

Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed certain Class I expenses to the Fund of $36,581, $56,231 and $899 for the six months ended June 30, 2018 and for the years ended December 31, 2017 and 2016, respectively.

(h)	Class T Shares were initially offered on July 5, 2017 and are no longer offered for sale.

See accompanying notes to financial statements.

10

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Content & Connectivity Fund, a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on November 1, 1993.

The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

11

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Valuation Inputs			Total Market Value at 6/30/18
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Media	$22,762,075	—	$133,129	$22,895,204
Telecommunications Services	41,051,115	$1,299,899	0	42,351,014
Other (a)	11,860,412	153,850	2,280	12,016,542
Other Industries (a)	7,363,160	—	—	7,363,160
Total Common Stocks	83,036,762	1,453,749	135,409	84,625,920
Preferred Stock (a)	106,260	—	—	106,260
Closed-End Funds (a)	2,328,078	—	—	2,328,078
Warrants (a)	—	451,980	—	451,980
Corporate Bonds (a)	—	—	1,532	1,532
U.S. Government Obligations	—	731,203	—	731,203
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$85,471,100	$2,636,932	$136,941	$88,244,973

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2018. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

12

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional

13

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of June 30, 2018, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the tax treatment of currency gains and losses, recharacterization of distributions and sales of passive foreign investment companies. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2017 was as follows:

Distributions paid from:
Ordinary income	$690,650
Net long term capital gains	5,298,429

Total distributions paid	$5,989,079

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

14

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2018.

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$65,588,636	$28,268,562	$(5,612,225)	$22,656,337

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2018, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2018, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

Effective December 1, 2016, the Adviser amended its contractual agreement with respect to Class I shares of the Fund to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual operating expenses after fee waiver and expense reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 1.00% of the value of its average daily net assets. For the six months ended June 30, 2018, the Adviser reimbursed certain Class I expenses in the amount of $36,581. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 1.00% of the value of the Fund’s average daily net assets for Class I Shares. This arrangement is in effect through April 30, 2019. At June 30, 2018, the cumulative amount which the Class I Shares may repay the Adviser, subject to the terms above, is $93,711:

For the year ended December 31, 2016, expiring December 31, 2018	$899
For the year ended December 31, 2017, expiring December 31, 2019	56,231
For the six months ended June 30, 2018, expiring December 31, 2020	36,581

$93,711

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives an annual fee $3,000, and the Lead Director receives an annual fee of $2,000.

15

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, Class C, and Class T Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, 1.00%, and 0.25%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2018, other than short term securities and U.S. Government obligations, aggregated $6,844,697 and $10,558,477, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2018, the Fund paid brokerage commissions on security trades of $5,303 to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $184 from investors representing commissions (sales charges and underwriters fees) on sales and redemptions of Fund shares.

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,020.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2018, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

7. Line of Credit. The Fund participates in an unsecured line of credit which expires on March 8, 2018 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2018, there were no borrowings outstanding under the line of credit.

8. Capital Stock. The Fund offers four classes of shares–Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75% and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2018 and the year ended December 31, 2017, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

16

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	11,000	$235,026	29,753	$654,237
Shares issued upon reinvestment of distributions	—	—	218,174	4,751,822
Shares redeemed	(250,351)	(5,382,844)	(791,326)	(17,319,668)

Net decrease	(239,351)	$(5,147,818)	(543,399)	$(11,913,609)

Class A
Shares sold	1,099	$23,363	10,559	$235,876
Shares issued upon reinvestment of distributions	—	—	1,357	29,767
Shares redeemed	(13,780)	(299,911)	(17,780)	(391,007)

Net decrease	(12,681)	$(276,548)	(5,864)	$(125,364)

Class C
Shares sold	7,241	$145,336	19	$394
Shares issued upon reinvestment of distributions	—	—	705	14,868
Shares redeemed	(3,132)	(64,201)	(4,605)	(95,569)

Net increase/(decrease)	4,109	$81,135	(3,881)	$(80,307)

Class I
Shares sold	89,153	$1,936,146	361,860	$7,882,460
Shares issued upon reinvestment of distributions	—	—	41,693	906,821
Shares redeemed	(23,454)	(491,567)	(54,399)	(1,208,608)

Net increase	65,699	$1,444,579	349,154	$7,580,673

Class T (a)
Shares sold	—	—	45	$1,000
Shares issued upon reinvestment of distributions	—	—	3	64

Net increase	—	—	48	$1,064

(a)	Class T Shares were initially offered on July 5, 2017 and are no longer offered for sale.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

17

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and GAMCO Asset Management Inc., which are affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

● Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●  Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI GLOBAL CONTENT & CONNECTIVITY FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Evan D. Miller, CFA, joined G.research, LLC in 2002 as a research analyst following the telecommunications industry on a global basis. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and the Fund. Prior to joining Gabelli, his career spanned nearly a quarter century in the telecommunications industry with corporate strategy and business development positions. Mr. Miller holds an MBA in Finance from the University of Chicago and a BA in Economics from Northwestern University.

Sergey Dluzhevskiy, CFA, CPA, joined G.research, LLC in 2005 as a research analyst covering the North American telecommunications industry. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and the Fund. Prior to joining Gabelli, Mr. Dluzhevskiy was a senior accountant at Deloitte. He received his undergraduate degree from Case Western Reserve University and an MBA at the Wharton School of the University of Pennsylvania.

Brett Harris joined G. Research as a research analyst in 2008 covering Media and Entertainment. Currently, he oversees the digital research team responsible for covering the Telecommunication, Media, Technology, and Gaming & Lodging industries, and also serves as a portfolio manager of Gabelli Funds, LLC and the Fund. Previously, he worked as a financial analyst at JetBlue and as an investment banker at JPMorgan Chase. Brett received his BA from Columbia University in Economics and his MBA from Columbia Business School in Finance and Economics.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GABELLI GLOBAL CONTENT & CONNECTIVITY FUND

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e   info@gabelli.com

     GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Content & Connectivity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB401Q218SR

The Gabelli Global Rising Income and Dividend Fund

Semiannual Report — June 30, 2018

To Our Shareholders,

For the six months ended June 30, 2018, the net asset value (“NAV”) per Class AAA Share of The Gabelli Global Rising Income and Dividend Fund decreased 3.6% compared with an increase of 3.7% for the ICE Bank of America Merrill Lynch Global 300 Convertible Index and an increase of 0.4% for the Morgan Stanley Capital International (“MSCI”) World Index, respectively. Other classes of shares are available. See below for performance information for all classes of shares.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2018.

Comparative Results

Average Annual Returns through June 30, 2018 (a) (Unaudited)						Since
						Inception
	Six Months	1 Year	5 Year	10 Year	15 Year	(2/3/94)
Class AAA (GAGCX)	(3.64)%	3.64%	6.45%	3.68%	4.52%	4.74%
ICE Bank of America Merrill Lynch Global 300 Convertible Index	3.74	9.66	9.19	7.40	6.92	N/A(b)
MSCI World Index	0.43	11.09	9.94	6.26	8.14	6.86(c)
Lipper Convertible Securities Fund Average	4.77	10.10	7.86	6.85	7.33	7.51
Class A (GAGAX)	(3.67)	3.62	6.38	3.70	4.52	4.76
With sales charge (d)	(9.21)	(2.33)	5.13	3.08	4.11	4.50
Class C (GACCX)	(4.01)	2.84	5.66	2.55	3.49	4.07
With contingent deferred sales charge (e)	(4.97)	1.84	5.66	2.55	3.49	4.07
Class I (GAGIX)	(3.36)	4.29	6.83	4.01	4.75	4.88

In the current prospectuses dated April 30, 2018, the gross expense ratios for Class AAA, A, C, and I Shares are 1.62%, 1.62%, 2.37%, and 1.37%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) are 1.62%, 1.62%, 2.37%, and 1.00%, respectively. See page 10 for the expense ratios for the six months ended June 30, 2018. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on May 2, 2001, November 26, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The ICE Bank of America Merrill Lynch Global 300 Convertible Index is an unmanaged global convertible index composed of companies representative of the market structure of countries in North America, Europe, and the Asia/Pacific region. The MSCI World Index is a free float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Lipper Convertible Securities Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	There are no data available for the ICE Bank of America Merrill Lynch Global 300 Convertible Index prior to December 31, 1994.

(c)	MSCI World Index since inception performance is as of January 31, 1994.

(d)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(e)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Global Rising Income and Dividend Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2018 through June 30, 2018	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Global Rising Income and Dividend Fund
Actual Fund Return
Class AAA	$1,000.00	$ 963.60	1.61%	$ 7.84
Class A	$1,000.00	$ 963.30	1.61%	$ 7.84
Class C	$1,000.00	$ 959.90	2.36%	$ 11.47
Class I	$1,000.00	$ 966.40	1.00%	$ 4.88
Hypothetical 5% Return
Class AAA	$1,000.00	$1,016.81	1.61%	$ 8.05
Class A	$1,000.00	$1,016.81	1.61%	$ 8.05
Class C	$1,000.00	$1,013.09	2.36%	$ 11.78
Class I	$1,000.00	$1,019.84	1.00%	$ 5.01

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2018:

The Gabelli Global Rising Income and Dividend Fund

Long Positions
Food and Beverage	18.7%
Financial Services	13.4%
Telecommunications	7.7%
Electronics	6.9%
Diversified Industrial	6.7%
Consumer Products	5.3%
Energy and Utilities	4.4%
Cable and Satellite	3.7%
Wireless Communications	3.7%
Machinery	3.4%
Health Care	3.0%
Entertainment	2.9%
Building and Construction	2.7%
Automotive: Parts and Accessories	2.6%
Hotels and Gaming	2.4%
Consumer Services	1.7%
Computer Software and Services	1.5%

Automotive	1.1%
Retail	1.2%
Specialty Chemicals	1.1%
Equipment and Supplies	1.1%
Energy and Energy Services	1.0%
Publishing	1.0%
Business Services	0.9%
Broadcasting	0.6%
Aerospace and Defense	0.5%
Aviation: Parts and Services	0.0%*
Other Assets and Liabilities (Net)	0.8%

100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments — June 30, 2018 (Unaudited)

Principal			Market
Amount		Cost	Value

	CONVERTIBLE CORPORATE BONDS — 1.4%
	Automotive — 0.8%
$ 450,000	Navistar International Corp., Sub. Deb., 4.500%, 10/15/18	$446,926	$453,199

	Consumer Services — 0.1%
100,000	Ascent Capital Group Inc., 4.000%, 07/15/20	91,914	58,750

	Energy and Utilities — 0.5%
200,000	Chart Industries Inc., 1.000%, 11/15/24(a)	200,000	244,022

	TOTAL CONVERTIBLE CORPORATE BONDS	738,840	755,971

Shares
	MANDATORY CONVERTIBLE SECURITIES — 0.7%
	Telecommunications — 0.7%
37,000	Frontier Communications Corp., 11.125%, Ser. A, 06/29/18	481,983	364,080

	COMMON STOCKS — 97.1%
	Aerospace and Defense — 0.5%
5,000	Aerojet Rocketdyne Holdings Inc.†	49,073	147,450
20,000	BBA Aviation plc	91,398	90,112

		140,471	237,562

	Automotive — 0.3%
1,000	Volkswagen AG	167,644	165,244

	Automotive: Parts and Accessories — 2.6%
17,000	Dana Inc.	291,299	343,230
4,000	Federal-Mogul Holdings Corp.†(b)	37,917	40,000
2,000	Genuine Parts Co.	179,604	183,580
3,000	Linamar Corp.	132,977	131,921
23,000	Uni-Select Inc.	481,972	365,824
4,000	Veoneer Inc.†	166,140	160,200
1,000	Visteon Corp.†	59,844	129,240

		1,349,753	1,353,995

	Aviation: Parts and Services — 0.0%
200	Curtiss-Wright Corp.	17,951	23,804

	Broadcasting — 0.6%
8,000	Tribune Media Co., Cl. A	315,680	306,160

	Building and Construction — 2.7%
29,000	Armstrong Flooring Inc.†	541,690	407,160
500	Chofu Seisakusho Co. Ltd.	11,059	10,839
5,000	GCP Applied Technologies Inc.†	153,359	144,750

			Market
Shares		Cost	Value
9,000	Herc Holdings Inc.†	$296,654	$507,060
6,000	Johnson Controls International plc	211,053	200,700
1,020	Lennar Corp., Cl. B	36,499	43,544
2,000	USG Corp.†	86,319	86,240

		1,336,633	1,400,293

	Business Services — 0.9%
200	Boyd Group Income Fund	14,694	17,831
8,000	JCDecaux SA	266,400	267,753
3,500	Matthews International Corp., Cl. A	185,340	205,800

		466,434	491,384

	Cable and Satellite — 3.7%
500	EchoStar Corp., Cl. A†	26,760	22,200
1,000	Liberty Global plc, Cl. A†	32,167	27,540
3,000	Liberty Global plc, Cl. C†	102,756	79,830
1,000	Liberty Latin America Ltd., Cl. A†	21,774	19,120
20,000	Rogers Communications Inc., Cl. B	707,828	949,200
45,000	Sky plc	571,705	867,966

		1,462,990	1,965,856

	Computer Software and Services — 1.5%
1,000	AVEVA Group plc	32,213	35,448
50,000	Hewlett Packard Enterprise Co.	702,526	730,500

		734,739	765,948

	Consumer Products — 5.3%
200	Eastman Kodak Co.†	326	760
20,000	Essity AB, Cl. A	532,325	495,716
9,034	Hunter Douglas NV	406,950	664,645
2,000	L’Oreal SA	335,032	493,980
1,500	Salvatore Ferragamo SpA	29,710	36,611
23,000	Scandinavian Tobacco Group A/S	380,428	347,346
5,000	Svenska Cellulosa AB, Cl. A	32,874	54,652
10,000	Swedish Match AB	341,330	495,381
7,000	Unicharm Corp.	139,942	210,730

		2,198,917	2,799,821

	Consumer Services — 1.6%
12,000	Ashtead Group plc	239,543	359,975
8,500	ServiceMaster Global Holdings Inc.†	449,629	505,495

		689,172	865,470

	Diversified Industrial — 6.7%
800	Aker ASA, Cl. A	49,961	61,196
10,000	Ampco-Pittsburgh Corp.†	157,561	102,500
6,600	Bouygues SA	280,073	284,483

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

			Market
Shares		Cost	Value

	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
500	Crane Co.	$37,572	$40,065
15,100	EnPro Industries Inc.	1,065,555	1,056,245
7,500	Jardine Matheson Holdings Ltd.	400,456	473,250
17,000	Jardine Strategic Holdings Ltd.	580,912	620,160
16,000	Myers Industries Inc.	252,055	307,200
3,000	Nilfisk Holding A/S†	129,510	146,475
500	Park-Ohio Holdings Corp.	20,260	18,650
800	Sulzer AG	91,782	97,425
4,000	Textron Inc.	156,075	263,640
1,000	Trinity Industries Inc.	27,359	34,260

		3,249,131	3,505,549

	Electronics — 6.9%
38,000	Sony Corp.	1,056,755	1,944,018
32,000	Sony Corp., ADR	694,806	1,640,320
1,500	Stratasys Ltd.†	29,905	28,710

		1,781,466	3,613,048

	Energy and Energy Services — 1.0%
6,000	BP plc, ADR	202,748	273,960
300	Chart Industries Inc.†	9,843	18,504
72,000	Weatherford International plc†	328,658	236,880

		541,249	529,344

	Energy and Utilities — 3.9%
10,000	Cameco Corp.	98,083	112,500
7,000	National Fuel Gas Co.	390,789	370,720
15,000	National Grid plc, ADR	1,051,245	837,750
11,000	Royal Dutch Shell plc, Cl. B	250,091	393,925
12,000	Severn Trent plc	344,375	313,493
200,000	Texas Competitive Electric Holdings Co. LLC, Escrow†(b)	0	0

		2,134,583	2,028,388

	Entertainment — 2.9%
9,000	Discovery Inc., Cl. A†	235,500	247,500
15,000	Entertainment One Ltd.	66,970	72,811
20,000	Grupo Televisa SAB, ADR	396,692	379,000
12,000	International Game Technology plc	244,628	278,880
70,000	ITV plc	194,337	160,745
1,200	Viacom Inc., Cl. A	40,473	42,540
10,000	Viacom Inc., Cl. B	293,977	301,600
2,000	Vivendi SA	48,473	49,048

		1,521,050	1,532,124

	Equipment and Supplies — 1.1%
4,500	Graco Inc.	100,232	203,490

			Market
Shares		Cost	Value
12,500	Mueller Industries Inc.	$353,268	$368,875

		453,500	572,365

	Financial Services — 13.4%
1,000	American Express Co.	80,155	98,000
8,800	American International Group Inc.	341,298	466,576
1,000	Bank of America Corp.	30,159	28,190
3	Berkshire Hathaway Inc., Cl. A†	358,105	846,120
15,000	Citigroup Inc.	809,386	1,003,800
6,000	Comerica Inc.	269,538	545,520
20,000	Deutsche Bank AG	339,159	212,400
4,200	EXOR NV	156,204	283,005
27,000	FinecoBank Banca Fineco SpA	182,261	304,964
55,000	GAM Holding AG	830,745	760,881
2,200	Julius Baer Group Ltd.	114,955	129,472
17,000	Kinnevik AB, Cl. A	537,255	582,689
500	Kinnevik AB, Cl. B	15,085	17,132
3,500	Legg Mason Inc.	94,123	121,555
5,000	Morgan Stanley	122,102	237,000
20,000	Resona Holdings Inc.	107,723	107,050
1,000	T. Rowe Price Group Inc.	71,771	116,090
10,000	The Bank of New York Mellon Corp.	315,339	539,300
1,500	The PNC Financial Services Group Inc.	102,907	202,650
4,000	UBS Group AG	67,474	61,360
1,000	W. R. Berkley Corp.	37,130	72,410
5,000	Wells Fargo & Co.	171,100	277,200

		5,153,974	7,013,364

	Food and Beverage — 18.7%
1,200	Campbell Soup Co.	39,960	48,648
8,000	Chr. Hansen Holding A/S	364,041	739,065
7,500	Danone SA	528,728	550,648
130,000	Davide Campari-Milano SpA	483,830	1,069,531
6,000	Diageo plc, ADR	665,409	864,060
4,200	Fomento Economico Mexicano SAB de CV, ADR	336,358	368,718
2,500	General Mills Inc.	124,421	110,650
2,000	Heineken NV	133,144	200,909
2,500	Kellogg Co.	127,291	174,675
4,000	Kerry Group plc, Cl. A	300,765	417,839
5,700	Kikkoman Corp.	99,389	287,793
10,000	Maple Leaf Foods Inc., Toronto	177,504	252,843
1,500	McCormick & Co. Inc., Cl. V	133,799	173,700
1,500	McCormick & Co. Inc., Non-Voting	106,428	174,135
200	National Beverage Corp.†	11,204	21,380
16,000	Nestlé SA	1,149,833	1,242,452

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
160,000	Parmalat SpA	$539,479	$539,991
3,500	Pernod Ricard SA	398,941	571,814
14,000	Remy Cointreau SA	1,034,431	1,814,763
1,000	The Kraft Heinz Co.	56,416	62,820
500	Yakult Honsha Co. Ltd.	34,879	33,419
450,000	Yashili International Holdings Ltd.†	153,029	102,095

		6,999,279	9,821,948

	Health Care — 3.0%
18,000	Achaogen Inc.†	190,344	155,880
5,000	Bristol-Myers Squibb Co.	210,910	276,700
1,300	ICU Medical Inc.†	75,877	381,745
4,000	Idorsia Ltd.†	41,180	106,230
2,000	Johnson & Johnson	231,316	242,680
2,500	Patterson Cos., Inc.	68,005	56,675
6,000	Pfizer Inc.	150,570	217,680
5,000	Roche Holding AG, ADR	93,345	138,150

		1,061,547	1,575,740

	Hotels and Gaming — 2.4%
250,000	Mandarin Oriental International Ltd.	408,479	582,500
180,000	The Hongkong & Shanghai Hotels Ltd.	270,882	256,959
100,000	William Hill plc	401,472	400,412
200	Wynn Resorts Ltd.	19,669	33,468

		1,100,502	1,273,339

	Machinery — 3.4%
102,000	CNH Industrial NV, Borsa Italiana	974,433	1,083,477
50,000	CNH Industrial NV, New York	444,471	526,500
1,200	Mueller Water Products Inc., Cl. A	13,587	14,064
2,400	NKT A/S	96,745	65,643
4,000	Twin Disc Inc.†	63,171	99,280

		1,592,407	1,788,964

	Publishing — 1.0%
38,000	The E.W. Scripps Co., Cl. A	680,679	508,820

	Retail — 1.2%
4,000	Hertz Global Holdings Inc.†	43,791	61,360
500	Ingles Markets Inc., Cl. A	15,760	15,900
9,500	J.C. Penney Co. Inc.†	51,583	22,230
5,000	Macy’s Inc.	106,032	187,150
2,000	Nathan’s Famous Inc.	124,109	188,200
2,200	Walgreens Boots Alliance Inc.	135,948	132,033

		477,223	606,873

Shares		Cost	Market Value
	Specialty Chemicals — 1.1%
700	Ashland Global Holdings Inc.	$35,829	$54,726
3,600	International Flavors & Fragrances Inc.	372,943	446,256
200	The Chemours Co.	1,720	8,872
4,000	Valvoline Inc.	83,077	86,280

		493,569	596,134

	Telecommunications — 7.0%
1,000	CenturyLink Inc.	19,109	18,640
3,500	Cincinnati Bell Inc.†	59,605	54,950
3,000	Deutsche Telekom AG, ADR	53,860	46,305
7,000	Harris Corp.	549,658	1,011,780
50,000	Koninklijke KPN NV	139,515	136,049
60,000	Pharol SGPS SA, ADR†	30,852	14,994
2,000	Proximus SA	55,818	45,100
135,000	Sistema PJSC FC, GDR	711,490	368,280
90,000	Sprint Corp.†	574,200	489,600
54,000	Telefonica Deutschland Holding AG	300,437	212,895
56,000	VEON Ltd., ADR	230,914	133,280
3,300	Verizon Communications Inc.	158,780	166,023
40,000	Vodafone Group plc, ADR	1,381,428	972,400

		4,265,666	3,670,296

	Wireless Communications — 3.7%
33,000	Millicom International Cellular SA, SDR	2,129,714	1,949,033

	TOTAL COMMON STOCKS	42,515,923	50,960,866

	TOTAL INVESTMENTS — 99.2%	$43,736,746	52,080,917

	Other Assets and Liabilities (Net) — 0.8%		416,611

	NET ASSETS — 100.0%		$52,497,528

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the market value of the Rule 144A security amounted to $244,022 or 0.46% of total net assets.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
Long Positions
Europe	46.2%	$24,059,501
United States	36.6	19,082,515
Japan	8.1	4,234,169
Asia/Pacific	3.9	2,034,965
Canada	3.7	1,902,929
Latin America	1.5	766,838

	100.0%	$52,080,917

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Statement of Assets and Liabilities

June 30, 2018 (Unaudited)

Assets:
Investments, at value (cost $43,736,746)	$52,080,917
Foreign currency, at value (cost $1,083)	1,093
Cash	24,121
Deposit at brokers	30
Receivable for investments sold	463,541
Receivable for Fund shares sold	22,594
Receivable from Adviser	16,982
Dividends and interest receivable	171,937
Prepaid expenses	27,914

Total Assets	52,809,129

Liabilities:
Payable for Fund shares redeemed	18,957
Payable for investments purchased	190,341
Payable for investment advisory fees	46,598
Payable for accounting fees	11,250
Payable for distribution fees	4,061
Other accrued expenses	40,394

Total Liabilities	311,601

Net Assets (applicable to 2,011,238 shares outstanding)	$52,497,528

Net Assets Consist of:
Paid-in capital	$43,160,738
Undistributed net investment income	422,699
Accumulated net realized gain on investments and foreign currency transactions	571,184
Net unrealized appreciation on investments	8,344,171
Net unrealized depreciation on foreign currency translations	(1,264)

Net Assets	$52,497,528

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($5,961,380 ÷ 227,468 shares outstanding; 75,000,000 shares authorized)	$26.21
Class A:
Net Asset Value and redemption price per share ($1,607,982 ÷ 61,231 shares outstanding; 50,000,000 shares authorized)	$26.26
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$27.86
Class C:
Net Asset Value and offering price per share ($2,954,882 ÷ 134,236 shares outstanding; 25,000,000 shares authorized)	$22.01	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($41,973,284 ÷ 1,588,303 shares outstanding; 25,000,000 shares authorized)	$26.43

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2018 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $46,347)	$797,026
Interest	133,066

Total Investment Income	930,092

Expenses:
Investment advisory fees	340,961
Distribution fees - Class AAA	8,591
Distribution fees - Class A	1,834
Distribution fees - Class C	14,150
Accounting fees	22,500
Registration expenses	19,965
Shareholder communications expenses	19,507
Legal and audit fees	17,735
Shareholder services fees	14,626
Custodian fees	11,286
Directors’ fees	9,323
Interest expense	613
Miscellaneous expenses	8,010

Total Expenses	489,101

Less: Expense reimbursements (See Note 3)	(102,012)
Expenses paid indirectly by broker (See Note 6)	(930)

Total Reimbursements and Credits	(102,942)

Net Expenses	386,159

Net Investment Income	543,933

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency:
Net realized gain on investments	607,746
Net realized gain on securities sold short	12,618
Net realized loss on foreign currency transactions	(1,831)

Net realized gain/(loss) on investments, securities sold short, and foreign currency transactions	618,533

Net change in unrealized appreciation/depreciation: on investments	(3,247,065)
on foreign currency translations	(2,018)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(3,249,083)

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency	(2,630,550)

Net Decrease in Net Assets Resulting from Operations	$(2,086,617)

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income	$543,933	$354,017
Net realized gain on investments, securities sold short, and foreign currency transactions	618,533	981,338
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(3,249,083)	9,179,723

Net Increase/(Decrease) in Net Assets Resulting from Operations	(2,086,617)	10,515,078

Distributions to Shareholders:
Net investment income
Class AAA	—	(21,185)
Class A	—	(4,058)
Class I	—	(454,847)

	—	(480,090)

Net realized gain
Class AAA	—	(75,308)
Class A	—	(11,590)
Class C	—	(21,976)
Class I	—	(581,717)

	—	(690,591)

Return of Capital
Class AAA	—	(4,860)
Class A	—	(748)
Class C	—	(2,002)
Class I	—	(36,958)

	—	(44,568)

Total Distributions to Shareholders	—	(1,215,249)

Capital Share Transactions:
Class AAA	(1,475,407)	2,085,925
Class A	496,152	602,574
Class C	957,716	1,245,252
Class I	(15,926,758)	14,154,937

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(15,948,297)	18,088,688

Redemption Fees	476	3

Net Increase/(Decrease) in Net Assets	(18,034,438)	27,388,520
Net Assets:
Beginning of year	70,531,966	43,143,446

End of period (including undistributed net investment income of $422,699 and $0, respectively)	$52,497,528	$70,531,966

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31†	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Net Investment Income	Net Realized Gain	Return of Capital	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return††	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)	Operating Expenses Before Reimburse- ment	Operating Expenses Net of Reimburse- ment(c)	Portfolio Turnover Rate
Class AAA
2018(d)	$27.20	$ 0.14	$(1.13)		$(0.99)	—	—	—	—	$0.00	$26.21	(3.6)%	$ 5,961	1.04%(e)	1.61%(e)	1.61%(e)(f)	12%
2017	22.80	0.03	4.74		4.77	$(0.07)	$(0.28)	$(0.02)	$(0.37)	0.00	27.20	20.9	7,672	0.12	1.62	1.62(f)	24
2016	21.85	0.27	0.91		1.18	(0.23)	—	—	(0.23)	—	22.80	5.4	4,598	1.21	1.61	1.61(f)(g)	52
2015	22.01	(0.09)	0.22		0.13	—	(0.29)	—	(0.29)	—	21.85	0.6	7,121	(0.41)	1.75	1.75(f)(h)	167
2014	22.02	0.48	(0.13)		0.35	(0.25)	(0.11)	—	(0.36)	—	22.01	1.6	12,368	2.15	2.11	2.02	63
2013	19.35	0.01	2.75		2.76	(0.08)	—	(0.01)	(0.09)	0.00	22.02	14.3	17,459	0.11	2.31	2.00	80
Class A
2018(d)	$27.26	$ 0.16	$(1.16)		$(1.00)	—	—	—	—	$0.00	$26.26	(3.7)%	$ 1,608	1.18%(e)	1.61%(e)	1.61%(e)(f)	12%
2017	22.86	0.05	4.74		4.79	$(0.09)	$(0.28)	$(0.02)	$(0.39)	0.00	27.26	20.9	1,178	0.18	1.62	1.62(f)	24
2016	21.90	0.25	0.93		1.18	(0.22)	—	—	(0.22)	—	22.86	5.4	480	1.15	1.61	1.61(f)(g)	52
2015	22.10	(0.10)	0.19		0.09	—	(0.29)	—	(0.29)	—	21.90	0.4	694	(0.44)	1.75	1.75(f)(h)	167
2014	22.11	0.36	0.00	(b)	0.36	(0.26)	(0.11)	—	(0.37)	—	22.10	1.6	365	1.60	2.11	2.02	63
2013	19.40	0.01	2.78		2.79	(0.07)	—	(0.01)	(0.08)	0.00	22.11	14.4	332	0.21	2.31	2.00	80
Class C
2018(d)	$22.93	$ 0.05	$(0.97)		$(0.92)	—	—	—	—	$0.00	$22.01	(4.0)%	$ 2,955	0.49%(e)	2.36%(e)	2.36%(e)(f)	12%
2017	19.36	(0.14)	4.01		3.87	—	$(0.28)	$(0.02)	$(0.30)	0.00	22.93	20.0	2,127	(0.62)	2.37	2.37(f)	24
2016	18.61	0.06	0.80		0.86	$(0.11)	—	—	(0.11)	—	19.36	4.6	721	0.31	2.36	2.36(f)(g)	52
2015	18.97	(0.24)	0.17		(0.07)	—	(0.29)	—	(0.29)	—	18.61	(0.4)	595	(1.26)	2.50	2.20(f)(h)	167
2014	19.14	(0.06)	0.24		0.18	(0.24)	(0.11)	—	(0.35)	—	18.97	0.9	155	(0.29)	2.86	2.77	63
2013	17.15	(0.07)	2.16		2.09	(0.09)	—	(0.01)	(0.10)	0.00	19.14	12.2	8	(0.82)	3.06	2.75	80
Class I
2018(d)	$27.35	$ 0.23	$(1.15)		$(0.92)	—	—	—	—	$0.00	$26.43	(3.4)%	$41,973	1.73%(e)	1.36%(e)	1.00%(e)(f)(i)	12%
2017	22.89	0.19	4.78		4.97	$(0.21)	$(0.28)	$(0.02)	$(0.51)	0.00	27.35	21.7	59,555	0.74	1.37	1.00(f)(i)	24
2016	21.94	0.31	0.95		1.26	(0.31)	—	—	(0.31)	—	22.89	5.8	37,344	1.39	1.36	1.27(f)(g)(i)	52
2015	22.13	(0.04)	0.17		0.13	(0.03)	(0.29)	—	(0.32)	—	21.94	0.6	36,371	(0.19)	1.50	1.50(f)(h)	167
2014	22.13	0.19	0.23		0.42	(0.31)	(0.11)	—	(0.42)	—	22.13	1.9	27,398	0.87	1.86	1.77	63
2013	19.40	0.03	2.83		2.86	(0.12)	—	(0.01)	(0.13)	0.00	22.13	14.7	2,584	0.49	2.06	1.75	80

†	All per share amounts and net asset values have been adjusted as a result of the 1 for 5 reverse stock split on August 9, 2013.
††

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

The Fund incurred interest expense during the year ended December 31, 2014. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00% (Class AAA and Class A), 2.76% (Class C), and 1.76% (Class I). For the six months ended June 30, 2018 and the years ended December 31, 2017, 2016, 2015, and 2013, the effect of the interest expense was minimal.

(d)	For the six months ended June 30, 2018, unaudited.
(e)	Annualized.
(f)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. During the six months ended June 30, 2018 and the years ended December 31, 2017 and 2016, there was no impact to the expenses ratio. For the year ended December 31, 2015, if credits had not been incurred, the ratios of operating expenses to average net assets would have been 1.76% (Class AAA and Class A), 2.51% (Class C), and 1.51% (Class I).

(g)

During the year ended December 31, 2016, the Fund received reimbursements of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in this period, the expense ratios would have been 1.46% (Class AAA), 1.44% (Class A), 2.20% (Class C), and 1.10% (Class I).

(h)

Under an expense deferral agreement with the Adviser, the Adviser recovered from the Fund $62,315 for the year ended December 31, 2015, representing previously reimbursed expenses from the Adviser. Had such payment not been made, the expense ratio would have been 1.61% (Class AAA and Class A), 2.36% (Class C), and 1.36% (Class I).

(i)

Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed certain Class I expenses to the Fund of $102,012 and $175,468, $36,018 for the six months ended June 30, 2018 and the years ended December 31, 2017, 2016, respectively.

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Rising Income and Dividend Fund, a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is to obtain a high level of total return through a combination of income and capital appreciation. The Fund commenced investment operations on February 3, 1994.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	$ 1,313,995	—	$40,000	$ 1,353,995
Energy and Utilities	2,028,388	—	0	2,028,388
Other Industries (a)	47,578,483	—	—	47,578,483
Total Common Stocks	50,920,866	—	40,000	50,960,866
Convertible Corporate Bonds (a)	—	$755,971	—	755,971
Mandatory Convertible Securities (a)	364,080	—	—	364,080
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$51,284,946	$755,971	$40,000	$52,080,917

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2018. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

    General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

    Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2018, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

    Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. As of June 30, 2018, the Fund held no forward foreign exchange contracts.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At June 30, 2018, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of June 30, 2018, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to reversals of mark-to-market relating to investments considered no longer to be passive foreign investments, defaulted security accruals, reclasses of realized foreign currency and treatment of sales relating to passive foreign investment companies. These reclassifications have no impact on the NAV of the Fund.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2017 were as follows:

Distributions paid from:
Ordinary income	$922,020
Net long term capital gains	248,661
Return of capital	44,568

Total	$1,215,249

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2018:

	Cost/ (Proceeds)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$43,770,182	$10,986,226	$(2,675,491)	$8,310,735

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of June 30, 2018, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2019, at no more than 2.00%, 2.00%, 2.75%, and 1.00% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I Shares, respectively. The agreement is renewable annually. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 1.00% of the value of the Fund’s average daily net assets for Class I. This arrangement is in effect through April 30, 2019. For the six months ended June 30, 2018, the Adviser

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

reimbursed certain Class I expenses in the amount of $102,012. At June 30, 2018, the cumulative amount which the Class I Shares may repay the Adviser, subject to the terms above, is $313,498:

For the year ended December 31, 2016, expiring December 31, 2018	$36,018
For the year ended December 31, 2017, expiring December 31, 2019	175,468
For the six months ended June 30, 2018, expiring December 31, 2020	102,012

$313,498

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives an annual fee of $3,000, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2018, other than short term securities and U.S. Government obligations, aggregated $6,237,186 and $6,439,194, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2018, the Fund paid brokerage commissions on security trades of $3,476 to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $3,862 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $930.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2018, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

7. Line of Credit. The Fund participates in an unsecured line of credit which expires on March 8, 2019 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30-day LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2018, there were no borrowings under the line of credit.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2018 and the year ended December 31, 2017, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	12,646	$343,389	95,643	$2,480,225
Shares issued upon reinvestment of distributions	—	—	3,606	97,910
Shares redeemed	(67,188)	(1,818,796)	(18,890)	(492,210)

Net increase/(decrease)	(54,542)	$(1,475,407)	80,359	$2,085,925

Class A
Shares sold	31,391	$859,324	31,272	$836,369
Shares issued upon reinvestment of distributions	—	—	554	15,065
Shares redeemed	(13,362)	(363,172)	(9,621)	(248,860)

Net increase	18,029	$496,152	22,205	$602,574

Class C
Shares sold	55,542	$1,275,664	73,832	$1,646,473
Shares issued upon reinvestment of distributions	—	—	1,028	23,527
Shares redeemed	(14,076)	(317,948)	(19,350)	(424,748)

Net increase	41,466	$957,716	55,510	$1,245,252

Class I
Shares sold	138,293	$3,784,388	682,988	$17,585,070
Shares issued upon reinvestment of distributions	—	—	39,338	1,073,522
Shares redeemed	(727,735)	(19,711,146)	(175,822)	(4,503,655)

Net increase/(decrease)	(589,442)	$(15,926,758)	546,504	$14,154,937

9. Significant Shareholder. As of June 30, 2018, approximately 74.6% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

THE GABELLI GLOBAL RISING INCOME AND DIVIDEND FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GABELLI GLOBAL RISING INCOME

AND DIVIDEND FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com

GABELLI.com

Net Asset Value per share available daily by calling 800-GABELLI after 7:00 P.M.
BOARD OF DIRECTORS	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Rising Income and Dividend Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB441Q218SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GAMCO Global Series Funds, Inc.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/27/2018

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 8/27/2018

* Print the name and title of each signing officer under his or her signature.